UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Elliot S. Cohen
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1804

Date of fiscal year end: November 30, 2023
Date of reporting period: November 30, 2023

Explanatory Note:

The purpose of this amended filing is to (1) correct the date, a typographical error, on the Report of the Independent Registered Public Accounting Firm from January 29, 2023 to January 29, 2024 and (2) provide updated required certifications and an updated signature page.
Other than the aforementioned revisions, this amendment does not amend, update or change any other items or disclosures found in the prior Form N-CSR/A filings for the Registrant submitted on February 29, 2024 and March 7, 2024, and the original Form N-CSR filing for the Registrant submitted on February 2, 2024.

Item 1. Report to Shareowners

Performance Summary
(unaudited)

November 30, 2023
Annual Report
As of November 30, 2023
As of December 31, 2023
Performance data quoted in this report represents past
performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-800-728-8762 or visiting www.sextantfunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.
Z Shares of Sextant Growth and International Funds began operations
June 2, 2017.
A note about risk: Please see the Notes to Financial Statements beginning on page 51 for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' prospectus or each Fund's summary prospectus.
1
By regulation, expense ratios shown in this table are as stated in the
Funds’ most recent prospectus which is dated March 31, 2023, and incorporates results for the fiscal year ended November 30, 2022.
Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods. Also, by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the
Funds’ most recent fiscal period.
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
625
Sextant Short-Term Bond ( STBFX ) 3.28% -0.63% 1.22% 0.99% 1.63% 0.60%
725
Sextant Bond Income ( SBIFX ) 0.86% -6.42% -0.01% 1.22% 2.90% 0.65%
825
Sextant Core ( SCORX ) 3.88% 2.95% 6.26% 5.12% 6.64% 0.82%
925
Sextant Global High Income Fund ( SGHIX ) 4.31% 3.18% 2.56% 3.59% n/a 0.75%
1,025
Growth Fund Investor Shares ( SSGFX ) 15.47% 5.40% 13.06% 10.76% 12.05% 1.01%
1,050
Growth Fund Z Shares ( SGZFX ) 15.79% 5.66% 13.35% n/a n/a 0.77%
1,125
International Fund Investor Shares ( SSIFX ) 15.24% 5.04% 8.63% 6.54% 7.04% 1.04%
1,150
International Fund Z Shares ( SIFZX ) 15.59% 5.28% 8.89% n/a n/a 0.80%
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
625
Sextant Short-Term Bond ( STBFX ) 3.96% -0.39% 1.23% 1.12% 1.59% 0.60%
725
Sextant Bond Income ( SBIFX ) 5.55% -5.08% 0.52% 1.73% 2.91% 0.65%
825
Sextant Core ( SCORX ) 9.83% 3.34% 7.88% 5.37% 6.67% 0.82%
925
Sextant Global High Income Fund ( SGHIX ) 10.02% 3.92% 4.00% 4.06% n/a 0.75%
1,025
Growth Fund Investor Shares ( SSGFX ) 28.25% 5.65% 15.98% 11.02% 12.28% 1.01%
1,050
Growth Fund Z Shares ( SGZFX ) 28.55% 5.90% 16.27% n/a n/a 0.77%
1,125
International Fund Investor Shares ( SSIFX ) 24.82% 4.31% 10.63% 6.88% 7.22% 1.04%
1,150
International Fund Z Shares ( SIFZX ) 25.12% 4.53% 10.87% n/a n/a 0.80%
Please consider an investment’s objectives, risks, charges, and expenses carefully before investing. To obtain a free prospectus or summary prospectus that contains this and other important information on the Sextant Funds, please call toll-free 1-800-728-8762 or visit www.sextantfunds.com. Please read the prospectus or summary prospectus carefully before investing.

Fellow Shareowners:
January 19, 2024
(unaudited)
November 30, 2023
Annual Report
3
Last year we noted the rarity of consecutive down years for major market indices and the unbroken post-World War II streak of positive returns in the year following midterm elections. While difficult to explain, the two curiosities provided some hope for a year in which many expected a recession following a series of aggressive Federal Reserve rate hikes. As readers well know, 2023 did not feature a recession. Indeed, third quarter gross domestic product (GDP) growth hit a stunning 4.9% with a bit above 2% expected for the full year. Meanwhile, the stock market kept its post-midterm election streak alive for the
20th consecutive time.
For the fiscal year ended November 30, 2023, the S&P 500 Index gained 13.84%, the Dow
Jones Moderate Portfolio Index gained 4.93%, and the MSCI EAFE Index rose 12.96%. Fixed income markets, in contrast to equities, were plagued by recalcitrant inflation and regular
Fed hikes throughout the year, with the FTSE USBIG Index rising 1.14% and the Bloomberg
US Aggregate Index gaining 1.18%. The shorter duration Bloomberg US Aggregate 1-3 Year
Index grew 3.61%.
While equity returns were impressive, we would be remiss in not pointing out the tremendous concentration of performance in a handful of stocks that came to be known as “The Magnificent Seven.” With apologies to filmmaker Akira Kurosawa, Apple, Microsoft,
Alphabet, Amazon, Tesla, Facebook, and Nvidia drove most of the market returns during the year, with artificial intelligence (AI) being a key driver. We do not dispute the potentially transformative effect of generative AI on productivity, but do see a degree of exuberance that may not continue.
In an environment of solid – if concentrated – equity returns and a struggling bond market, the Sextant Funds had hits and misses. For the fiscal year ended November 30, 2023, the
Sextant Growth Fund Investor Shares gained 15.47%, ahead of the S&P 500 but trailing the
Morningstar Large Growth category, reversing 2022’s experience. The Sextant International
Fund Investor Shares gained 15.24%, handily outpacing developed international indices and the Morningstar Foreign Large Growth category. Following a strong 2022, the Sextant
Core Fund trailed benchmarks, rising 3.88%. The Sextant Global High Income Fund returned
4.31%, slightly ahead of the Morningstar Global Allocation category. Sextant Bond Income
Fund squeaked out a positive return of 0.86%, despite the difficult fixed income markets, placing it ahead of the Morningstar Long-Term Bond category, while the Sextant Short-Term
Bond Fund chalked up a 3.28% return.
The Sextant Funds offer investors a broad mix of investment vehicles: growth equities, international exposure, and a blended portfolio, plus global high income and short-term and long-term fixed-income options. We believe this array of portfolios serves our investors in both bull and bear markets by providing basic elements to build a low-expense, balanced investment program emphasizing a value approach to investing. The annualized expense ratios of the six no-12b-1 fee Sextant Fund share classes range from 0.60% to 1.04%. Saturna
Capital helped by capping expenses for the Sextant Short-Term, Sextant Bond Income, and Sextant Global High Income Funds. Overall assets of the Funds were $177 million as of
November 30, 2023.

(unaudited)

November 30, 2023
Annual Report
Shareowner Vote
Following shareowner votes early in the calendar year,
shareowners voted to remove the performance fee
adjustment (sometimes referred to as a “fulcrum fee”)
from Sextant Growth, Sextant Core, Sextant Global
High Income, Sextant Bond Income, and Sextant
Short-Term Bond Funds. The Funds’ investment adviser,
Saturna Capital, believes this change has simplified
the Funds’ fee structures, resulting in investors better
understanding fund fees, which could enhance the
Funds’ marketability and give them the best chance to
grow in the volatile markets we undoubtedly face.
Going Forward
Unlike the Midterm Effect, we have no similar track
record of performance – positive or negative – during
presidential election years. We are encouraged by the
resilience of the US economy in the face of significantly
higher interest rates. At the same time, company
earnings seem to have bottomed and analysts
anticipate better growth in the coming year. The
appearance of attractive savings rates brought billions
of dollars into money market funds; money that could
easily be redeployed to the stock market, if inflation
were to hit the 2% mark and the Fed gain comfort in
easing rates. Perhaps we are being premature, and the
effects of higher rates have yet to be felt. However,
inflation has moderated, Christmas spending was
positive (if not ebullient), and one of the rarest of all
creatures, the soft landing, appears to be within sight.
Respectfully,
Jane Carten MBA, Dr. Gary Goldfogel,
President Independent Board Chairman

November 30, 2023
Annual Report

Sextant Short-Term Bond Fund:
Performance Summary
(unaudited)
Average Annual Returns (as of November 30, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will
(1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5)
provide a wide range of services. The graph compares $10,000 invested in the
Fund on November 30, 2013, to an identical amount invested in the Bloomberg
US Aggregate 1-3 Year Index. The Bloomberg US Aggregate 1-3 Year Index tracks bonds with 1-3 year maturities within the flagship Bloomberg US Aggregate
Bond Index. The Bloomberg US Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment-grade, US dollar-denominated, fixed-
rate taxable bond market. The graph shows that an investment in the Fund would have risen to $11,031 versus $11,182 in the Bloomberg Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objectives of the Short-Term Bond Fund are capital preservation and current income.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sextant Short-Term Bond ( STBFX ) 3.28% 1.22% 0.99% 0.88%
Bloomberg US Aggregate 1-3 Year Index 3.61% 1.37% 1.12% n/a
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 31, 2023, and incorporates results for the fiscal year ended November 30, 2022, before fee waivers. The actual expense ratio, shown in the most recent prospectus after fee waivers, was 0.60%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.
United States Treasury Bond (1.500% due 02/29/2024) 5.5%
United States Treasury Note (2.625% due 12/31/2025) 5.3%
United States Cash Management Bill (0.000% due
03/21/2024) 4.5%
United States Treasury Note (2.250% due 10/31/2024) 4.5%
United States Cash Management Bill (0.000% due
08/8/2024) 4.5%
Florida Power & Light (2.850% due 04/1/2025) 3.8%
United States Treasury Note (2.875% due 04/30/2025) 3.6%
Bank of America Corp (3.500% due 04/19/2026) 3.6%
Costco Wholesale (2.750% due 05/18/2024) 3.5%
Federal Home Loan Bank (3.375% due 12/8/2023) 3.2%

Discussion of Fund Performance
(unaudited)
Sextant Short-Term Bond
6
November 30, 2023
Annual Report
Fiscal Year 2023
For the fiscal year ended November 30, 2023, the Sextant Short-Term Bond Fund returned 3.28%, while its benchmark, the Bloomberg US
Aggregate 1-3 Year Index, returned 3.61%. For the five-year period ended November 30, 2023, the Fund narrowly trailed the Index with an annualized total return of 1.22%, compared to 1.37%. The primary reason for the Fund’s underperformance was the overweight to the very short end of the curve and underweight to bonds with maturities between one and three years.
Factors Affecting Past Performance
The close of fiscal 2023 demonstrated market volatility caused by pervasive high inflation, 11 rate hikes from the Federal Reserve since March of 2022, and ever-increasing debts and deficits among world economies. The Treasury curve shifted up over the year, especially in the long end and short end. From November 30, 2022, to November 30, 2023, the 30-year Treasury shifted up 75 basis points (bps) to a 4.49% yield, and the two-month Treasury shifted 130 bps to 5.39%. Long bonds with more sensitivity to interest rate movements generally saw lower returns, with the highest returns seen in bonds with maturities between one and three years.
At fiscal year-end, the Sextant Short-Term Bond Fund had over 46% of assets in bonds maturing inside of one year. In comparison, the
Bloomberg US Aggregate 1-3 Year Index had 5.38% of such bonds. The very short end of the curve saw yields rise significantly over the year, presenting opportunities but also resulting in some volatility in performance. The Index held nearly 95% of its assets in bonds with maturities of one to three years, versus around 44% for the Fund. Bonds with maturities between one and three years were the primary driver of fiscal 2023 performance, returning more than 4% for both the Fund and the Index. Overall, the Short-Term Bond Fund maintains a barbell positioning, with allocation to the very front end of the curve and a 10% allocation to bonds in the three to five-year space. However, the
Fund’s effective duration of 1.24 years was shorter than the Index, which had an effective duration of around 1.76 years.
Looking Forward
There may be continued volatility with yields and the Treasury curve in 2024 driven by Fed policy changes or unexpected high inflation. We defensively positioned the portfolio to withstand anticipated yield curve changes, currency movements, and inflationary pressures. Our goal has always been to choose good companies and invest through cycles.

Schedule of Investments
As of November 30, 2023
Sextant Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
7
Continued on next page.
Corporate Bonds - 50.3% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Consumer Discretionary
AutoZone 3.250% due 04/15/2025 $ 300,000 $ 290,746 2.7%
O'Reilly Automotive 3.600% due 09/01/2027 150,000 142,127 1.3%
VF 2.400% due 04/23/2025 67,000 63,336 0.6%
496,209 4.6%
Consumer Staples
Costco Wholesale 2.750% due 05/18/2024 385,000 380,735 3.5%
Dollar General 4.150% due 11/01/2025 250,000 243,351 2.2%
Procter & Gamble 2.800% due 03/25/2027 300,000 282,949 2.6%
Walmart 2.850% due 07/08/2024 325,000 320,177 3.0%
1,227,212 11.3%
Financials
Bank of America Corp 3.500% due 04/19/2026 400,000 384,739 3.6%
JPMorgan Chase & Co 3.300% due 04/01/2026 350,000 334,428 3.1%
PayP al Holdings 2.650% due 10/01/2026 300,000 281,225 2.6%
Visa 3.150% due 12/14/2025 350,000 338,223 3.1%
1,338,615 12.4%
Health Care
Biogen 4.050% due 09/15/2025 100,000 97,486 0.9%
Gilead Sciences 3.700% due 04/01/2024 200,000 198,663 1.8%
Johnson & Johnson 2.450% due 03/01/2026 50,000 47,527 0.5%
343,676 3.2%
Information Technology
NXP BV/NXP Funding 5.350% due 03/01/2026 100,000 99,585 0.9%
Materials
DuPont De Nemours 4.493% due 11/15/2025 308,000 302,973 2.8%
Technology
Oracle 2.950% due 05/15/2025 325,000 313,401 2.9%
Take-Two Interactive Software 3.700% due 04/14/2027 350,000 333,360 3.1%
646,761 6.0%
Utilities
Edison International 3.550% due 11/15/2024 350,000 341,863 3.1%
Exelon Generation 3.250% due 06/01/2025 250,000 241,171 2.2%
Florida Power & Light 2.850% due 04/01/2025 420,000 407,293 3.8%
990,327 9.1%
Total Corporate Bonds (Cost $5,668,199) $5,445,358 50.3%
Government Bonds - 44.1% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Government Sponsored
Federal Farm Credit Bank 3.500% due 12/20/2023 200,000 199,800 1.9%
Federal Home Loan Bank 3.375% due 12/08/2023 350,000 349,841 3.2%
549,641 5.1%
United States Cash Management Bills
United States Cash Management Bill –% due 01/02/2024 200,000 199,061 1.8%
United States Cash Management Bill –% due 02/06/2024 200,000 198,046 1.8%
United States Cash Management Bill –% due 03/21/2024 500,000 491,941 4.6%
United States Cash Management Bill –% due 08/08/2024 500,000 482,587 4.5%
United States Cash Management Bill –% due 12/21/2023 200,000 199,415 1.8%
1,571,050 14.5%

Schedule of Investments
As of November 30, 2023
Sextant Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
8
November 30, 2023
Annual Report
Government Bonds - 44.1% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
United States Treasury Bonds
United States Treasury Bond 1.500% due 02/15/2025 $ 300,000 $ 287,508 2.6%
United States Treasury Bond 1.500% due 02/29/2024 600,000 594,258 5.5%
881,766 8.1%
United States Treasury Notes
United States Treasury Note 2.875% due 04/30/2025 400,000 388,610 3.6%
United States Treasury Note 2.375% due 05/15/2027 350,000 327,223 3.0%
United States Treasury Note 2.250% due 10/31/2024 500,000 486,738 4.5%
United States Treasury Note 2.625% due 12/31/2025 600,000 575,859 5.3%
1,778,430 16.4%
Total Government Bonds (Cost $4,870,823) $4,780,887 44.1%
Total investments (Cost $10,539,022) $10,226,245 94.4%
Other assets (net of liabilities) 607,238 5.6%
Total net assets $10,833,483 100.0%

Sextant Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
9
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2023
Assets
Investments in securities, at value
(Cost $10,539,022) $ 10,226,245
Cash 565,061
Interest receivable 53,660
Prepaid expenses 1,741
Receivable for Fund shares sold 6
Total assets 10,846,713
Liabilities
Accrued audit expenses 5,382
Accrued retirement plan custody fee 2,928
Accrued advisory fees 2,422
Accrued trustee expenses 298
Accrued Chief Compliance Officer expenses 201
Distributions payable 60
Accrued legal expenses 25
Accrued other operating expenses 325
Accrued printing fees 1,589
Total liabilities 13,230
Net assets $10,833,483
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $11,286,803
Total distributable earnings (453,320)
Net assets applicable to Fund shares outstanding $10,833,483
Fund shares outstanding 2,229,851
Net asset value, offering, and redemption price per
share $4.86
Year ended November 30, 2023
Investment income
Interest income $ 285,123
Total investment income 285,123
Expenses
Investment advisory fees 57,906
Filing and registration fees 18,745
Audit fees 7,202
Trustee fees 4,075
Legal fees 3,450
Retirement plan custodial fees 3,307
Chief Compliance Officer expenses 2,887
Custodian fees 449
Other operating expenses 2,171
Total gross expenses 100,192
Less advisory fees waived (32,659)
Less custodian fee credits (449)
Net expenses 67,084
Net investment income $218,039
Net realized loss from investments $(48,629)
Net decrease in unrealized depreciation on
investments 205,877
Net gain on investments 157,248
Net increase in net assets resulting from operations $375,287

Sextant Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2023
Annual Report
Statements of Changes in Net Assets
Year ended November 30,
2023
Year ended November 30,
2022
Increase (Decrease) in net assets from operations
From operations
Net investment income $218,039 $147,700
Net realized loss on investments (48,629) (83,277)
Net increase (decrease) in unrealized appreciation (depreciation) on investments 205,877 (565,403)
Net increase (decrease) in net assets 375,287 (500,980)
Distributions to shareowners from
Net dividend and distribution to shareholders (221,971) (147,690)
Capital share transactions
Proceeds from the sale of shares 1,538,887 1,690,769
Value of shares issued in reinvestment of dividends and distributions 220,156 147,117
Cost of shares redeemed (3,388,310) (799,511)
Total capital shares transactions (1,629,267) 1,038,375
Total increase (decrease) in net assets (1,475,951) 389,705
Net assets
Beginning of year 12,309,434 11,919,729
End of year $10,833,483 $12,309,434
Shares of the Fund sold and redeemed
Sextant Short-Term Bond (STBFX)
Number of shares sold 319,707 345,687
Number of shares issued in reinvestment of dividends and distributions 45,613 30,209
Number of shares redeemed (701,000) (162,491)
Net increase (decrease) in number of shares outstanding (335,680) 213,405
– –

Sextant Short-Term Bond Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
11
tin
Sextant Short-Term Bond (STBFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $4.80 $5.07 $5.17 $5.08 $4.94
Income from investment operations
Net investment income 0.09 0.06 0.06 0.08 0.09
Net gains (losses) on securities (both realized and unrealized) 0.07 (0.27) (0.10) 0.09 0.14
Total from investment operations 0.16 (0.21) (0.04) 0.17 0.23
Less distributions
Dividends (from net investment income) (0.10) (0.06) (0.06) (0.08) (0.09)
Total distributions (0.10) (0.06) (0.06) (0.08) (0.09)
Net asset value at end of year $4.86 $4.80 $5.07 $5.17 $5.08
Total Return 3.28% (4.15)% (0.88)% 3.46% 4.64%
Ratios / supplemental data
Net assets ($000), end of year $10,833 $12,309 $11,920 $11,426 $11,089
Ratio of expenses to average net assets
Before advisory fees waiver and custodian fee credits 0.90% 0.88% 0.66% 0.90% 0.87%
After advisory fees waiver 0.60% 0.60% 0.59% 0.60% 0.61%
After advisory fees waiver and custodian fee credits 0.60% 0.60% 0.59% 0.60% 0.60%
Ratio of net investment income after advisory fees waiver and custodian fee credits  to average net assets 1.95% 1.23% 1.07% 1.64% 1.75%
Portfolio turnover rate 24% 41% 29% 36% 32%

Sextant Bond Income Fund:
Performance Summary
(unaudited)
12
November 30, 2023
Annual Report
Average Annual Returns (as of November 30, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will
(1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5)
provide a wide range of services. The graph compares $10,000 invested in the
Fund on November 30, 2013, to an identical amount invested in the Bloomberg
US Aggregate Bond Index, a broad-based, flagship benchmark that measures the investment-grade, US dollar-denominated, fixed-rate taxable bond market.
The graph shows that an investment in the Fund would have risen to $11,286 versus $11,458 in the Bloomberg US Aggregate Bond Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the Bond Income Fund is current income.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sextant Bond Income ( SBIFX ) 0.86% -0.01% 1.22% 0.92%
Bloomberg US Aggregate Bond Index 1.18% 0.71% 1.37% n/a
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 31, 2023, and incorporates results for the fiscal year ended November 30, 2022, before fee waivers. The actual expense ratio, shown in the most recent prospectus after fee waivers, was 0.65%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.
United States Treasury Bond (4.250% due 05/15/2039) 7.4%
United States Treasury Bond (3.375% due 11/15/2048) 4.5%
United States Treasury Bond (5.375% due 02/15/2031) 4.2%
Apple (4.500% due 02/23/2036) 3.4%
Microsoft (4.200% due 11/3/2035) 3.4%
Intel (4.000% due 12/15/2032) 3.3%
Home Depot (5.875% due 12/16/2036) 3.2%
Burlington Northern Santa Fe (5.050% due 03/1/2041) 2.9%
Praxair (3.550% due 11/7/2042) 2.7%
United Technologies (6.050% due 06/1/2036) 2.6%

November 30, 2023
Annual Report

Discussion of Fund Performance
(unaudited)
Sextant Bond Income Fund
Fiscal Year 2023
For the fiscal year ended November 30, 2023, the Sextant Bond Income Fund returned 0.86%, trailing the FTSE USBIG Bond Index, which returned 1.14%. For the five-year period ended November 30, 2023, the Fund had an annualized total return of -0.01%, underperforming the Index’s 0.72%. The primary reason the Fund trailed the Index was the Fund’s longer maturity profile during a year that experienced rising rates.
Factors Affecting Past Performance
The close of fiscal 2023 demonstrated market volatility caused by pervasive high inflation, 11 rate hikes from the Federal Reserve since March of 2022, and ever-increasing debts and deficits among world economies. The Treasury curve shifted up over the year, especially in the long end and short end. From November 30, 2022, to November 30, 2023 the 30-year Treasury shifted up 75 basis points (bps) to a 4.49% yield, and the two-month Treasury shifted 130 bps to 5.39%. Long bonds with more sensitivity to interest rate movements generally saw lower returns.
At fiscal year-end, the Sextant Bond Income Fund had nearly 46% of assets in bonds maturing in 10+ years. In comparison, the FTSE USBIG
Bond Index only had about 23% of such bonds. The Fund’s effective duration of 6.88 years is longer than the Index, which reported an effective duration of just over six years. More exposure to movements in interest rates resulted in additional downward movement in net asset value (NAV). However, the Fund was positioned as conservatively as possible within its objectives and mandate.
The Sextant Bond Income Fund maintained an average maturity of 9.81 years in fiscal 2023, down from 11.42 years for fiscal 2022, and defensively positioned relative to the effective maturity of the Morningstar Long-Term Bond category average at 19 years. The Fund also targets holdings with a bigger coupon, allowing income to contribute to price stability. As a result, the Fund was in the 18th percentile of its
Morningstar category for the three-year period ended November 30, 2023.
Looking Forward
There may be continued volatility with yields and the Treasury curve in 2024 driven by Fed policy changes or unexpected high inflation. We defensively positioned the portfolio to withstand anticipated yield curve changes, currency movements, and inflationary pressures. Our goal has always been to choose good companies and invest through cycles.

Schedule of Investments
As of November 30, 2023
Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.
14
November 30, 2023
Annual Report
Continued on next page.
Corporate Bonds - 62 .0 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Consumer Discretionary
Home Depot 5.875% due 12/16/2036 $ 300,000 $ 320,333 3.2%
Lowe's 5.800% due 10/15/2036 250,000 253,872 2.5%
574,205 5.7%
Consumer Staples
Kimberly Clark 5.300% due 03/01/2041 100,000 98,046 1.0%
Procter & Gamble 5.500% due 02/01/2034 200,000 209,320 2.1%
Unilever Capital 5.900% due 11/15/2032 200,000 213,558 2.1%
520,924 5.2%
Energy
Baker Hughes 6.875% due 01/15/2029 100,000 104,775 1.0%
Canadian Natural Resources 6.450% due 06/30/2033 225,000 231,193 2.3%
Statoil 7.150% due 01/15/2029 224,000 242,534 2.4%
578,502 5.7%
Financials
Affiliated Managers Group 3.500% due 08/01/2025 250,000 240,089 2.4%
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 224,353 2.2%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 86,682 0.9%
State Street (Quarterly US LIBOR plus 100)
1
6.552% due 06/15/2047 100,000 80,967 0.8%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 207,037 2.0%
839,128 8.3%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 250,371 2.5%
Johnson & Johnson 4.950% due 05/15/2033 226,000 235,526 2.3%
Johnson & Johnson 5.850% due 07/15/2038 50,000 54,979 0.6%
Medtronic 4.375% due 03/15/2035 260,000 243,625 2.4%
Merck & Co. 6.500% due 12/01/2033 215,000 239,924 2.4%
1,024,425 10.2%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 292,766 2.9%
Deere & Co. 8.100% due 05/15/2030 95,000 110,692 1.1%
United Technologies 6.050% due 06/01/2036 250,000 258,065 2.6%
661,523 6.6%
Materials
Praxair 3.550% due 11/07/2042 350,000 271,773 2.7%
Technology
Apple 4.500% due 02/23/2036 350,000 346,885 3.4%
Intel 4.000% due 12/15/2032 360,000 336,204 3.3%
Microsoft 5.300% due 02/08/2041 50,000 53,220 0.5%
Microsoft 4.200% due 11/03/2035 350,000 337,403 3.4%
1,073,712 10.6%
Utilities
Alabama Power 4.150% due 08/15/2044 200,000 160,117 1.6%
Entergy Louisiana 5.400% due 11/01/2024 200,000 199,663 2.0%
Florida Power & Light 5.950% due 10/01/2033 100,000 103,627 1.0%
Puget Sound Energy 4.434% due 11/15/2041 300,000 241,841 2.4%
705,248 7.0%
Total Corporate Bonds (Cost $7,200,124) $ 6,249,440 62.0%

Schedule of Investments
As of November 30, 2023
Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
15
Government Bonds - 24 .0 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Foreign Government Bonds
Quebec Canada Yankee 7.125% due 02/09/2024 $ 175,000 $ 175,413 1.7%
United States Treasury Bonds
United States Treasury Bond 5.250% due 02/15/2029 170,000 176,840 1.8%
United States Treasury Bond 5.375% due 02/15/2031 400,000 426,156 4.2%
United States Treasury Bond 6.250% due 05/15/2030 75,000 82,743 0.8%
United States Treasury Bond 4.250% due 05/15/2039 770,000 741,847 7.4%
United States Treasury Bond 6.125% due 08/15/2029 225,000 244,538 2.4%
United States Treasury Bond 3.125% due 11/15/2041 145,000 117,393 1.2%
United States Treasury Bond 3.375% due 11/15/2048 560,000 452,113 4.5%
2,241,630 22.3%
Total Government Bonds (Cost $3,104,429) $ 2,417,043 24.0%
Total investments (Cost $10,304,553) $ 8,666,483 86.0%
Other assets (net of liabilities) 1,407,314 14.0%
Total net assets $ 10,073,797 100.0%
1
Variable rate security. The interest rate represents the rate in effect at November 30, 2023 and resets periodically based on the parenthetically disclosed reference rate and spread.
LIBOR: London Interbank Offered Rates
MTN: Medium Term Note
Yankee: Dollar-denominated bonds issued in the U.S. by foreign banks or corporations

Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2023
Annual Report
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2023
Assets
Investments in securities, at value
(Cost $10,304,553) $ 8,666,483
Cash 1,312,625
Interest receivable 107,242
Prepaid expenses 1,634
Receivable for Fund shares sold 21
Total assets 10,088,005
Liabilities
Accrued audit expenses 4,354
Accrued advisory fees 2,787
Accrued retirement plan custody fee 2,430
Distributions payable 1,298
Payable for Fund shares redeemed 335
Accrued trustee expenses 244
Accrued Chief Compliance Officer expenses 163
Accrued legal expenses 94
Accrued other operating expenses 626
Accrued printing fees 801
Accrued postage 1,076
Total liabilities 14,208
Net assets $10,073,797
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $11,728,191
Total distributable earnings (1,654,394)
Net assets applicable to Fund shares outstanding $10,073,797
Fund shares outstanding 2,354,879
Net asset value, offering, and redemption price per
share $4.28
Year ended Nove mber 30, 2023
Investment income
Interest income $ 340,408
Miscellaneous income 25
Total investment income 340,433
Expenses
Investment advisory fees 54,780
Filing and registration fees 18,074
Audit fees 6,069
Trustee fees 3,346
Legal fees 2,924
Retirement plan custodial fees 2,734
Chief Compliance Officer expenses 2,448
Custodian fees 382
Other operating expenses 1,428
Total gross expenses 92,185
Less advisory fees waived (29,650)
Less custodian fee credits (382)
Net expenses 62,153
Net investment income $278,280
Net realized loss from investments $(400)
Net increase in unrealized depreciation on investments (162,297)
Net loss on investments (162,697)
Net increase in net assets resulting from operations $115,583

Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
17
Statements of Changes in Net Assets
Year ended November 30,
2023
Year ended November 30,
2022
Increase (Decrease) in net assets from operations
From operations
Net investment income $278,280 $277,192
Net realized loss on investments (400) –
Net increase in unrealized de preciation on investments (162,297) (2,368,106)
Net increase (decrease) in net assets 115,583 (2,090,914)
Distributions to shareowners from
Net dividend and distribution to shareholders (279,913) (277,203)
Capital share transactions
Proceeds from the sale of shares 1,281,464 507,351
Value of shares issued in reinvestment of dividends and distributions 273,882 270,589
Cost of shares redeemed (1,131,452) (1,128,328)
Total capital shares transactions 423,894 (350,388)
Total increase (decrease) in net assets 259,564 (2,718,505)
Net assets
Beginning of year 9,814,233 12,532,738
End of year $10,073,797 $9,814,233
Shares of the Fund sold and redeemed
Sextant Bond Income (SBIFX)
Number of shares sold 302,431 104,214
Number of shares issued in reinvestment of dividends and distributions 63,138 57,728
Number of shares redeemed (258,610) (233,970)
Net increase (decrease) in number of shares outstanding 106,959 (72,028)
– –

Sextant Bond Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
18
November 30, 2023
Annual Report
tin
Sextant Bond Income (SBIFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $4.37 $5.40 $5.65 $5.34 $4.89
Income from investment operations
Net investment income 0.13 0.12 0.13 0.14 0.15
Net gains (losses) on securities (both realized and unrealized) (0.09) (1.03) (0.25) 0.31 0.45
Total from investment operations 0.04 (0.91) (0.12) 0.45 0.60
Less distributions
Dividends (from net investment income) (0.13) (0.12) (0.13) (0.14) (0.15)
Total distributions (0.13) (0.12) (0.13) (0.14) (0.15)
Net asset value at end of year $4.28 $4.37 $5.40 $5.65 $5.34
Total Return 0.86% (16.94)% (2.19)% 8.48% 12.45%
Ratios / supplemental data
Net assets ($000), end of year $10,074 $9,814 $12,533 $14,042 $12,454
Ratio of expenses to average net assets
Before advisory fees waiver and custodian fee credits 0.96% 1.03% 0.58% 0.63% 0.71%
After advisory fees waiver 0.65% 0.65% 0.53% 0.48% 0.55%
After  advisory fees waiver and custodian fee credits 0.65% 0.65% 0.53% 0.48% 0.55%
Ratio of net investment income after advisory fee waivers and custodian fee credits to average net assets 2.91% 2.58% 2.31% 2.50% 2.96%
Portfolio turnover rate 0% 0% 3% 13% 21%

November 30, 2023
Annual Report

Sextant Core Fund:
Performance Summary
(unaudited)
Average Annual Returns (as of November 30, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will
(1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5)
provide a wide range of services. The graph compares $10,000 invested in the
Fund on November 30, 2013, to an identical amount invested in the Dow Jones
Moderate US Portfolio Index, a broad-based index of stock and bond prices. The graph shows that an investment in the Fund would have risen to $16,470 versus
$16,411 in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objectives of the Core Fund are long-term appreciation and capital preservation.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sextant Core ( SCORX ) 3.88% 6.26% 5.12% 0.82%
Dow Jones Moderate US Portfolio Index 4.93% 5.00% 5.07% n/a
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus, which is dated March 31, 2023, and incorporates results for the fiscal year ended November 30, 2022. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.
United States Cash Management Bill (0.000% due
12/21/2023) 10.6%
United States Treasury Note (2.000% due 05/31/2024) 5.0%
Comcast (5.650% due 06/15/2035) 2.4%
Novo Nordisk ADR 2.4%
Pacificorp (6.000% due 01/15/2039) 2.3%
Eaton 2.2%
Oracle (2.950% due 04/1/2030) 2.1%
United States Treasury Note (1.125% due 01/15/2025) 1.8%
Apple 1.7%
Oracle 1.7%

Discussion of Fund Performance
(unaudited)
Sextant Core Fund
20
November 30, 2023
Annual Report
Fiscal Year 2023
The Sextant Core Fund returned 3.88% for the fiscal year ended November 30, 2023. For the same period, the Dow Jones Moderate Portfolio
Index returned 4.93%. The annual portfolio turnover for the Fund was 13%. On November 30, 2023, the Fund recorded a 30-day yield of
2.22%.
Factors Affecting Past Performance
Equities
The Sextant Core Fund’s mandate allocates a 60% weight in equity securities, with two-thirds being US-domiciled companies and one-third foreign-domiciled companies. The Fund generally holds equity positions in larger companies with strong balance sheets. At fiscal year-end, the average market capitalization of positions held by the Fund was $216.3 billion, with 17% average debt to market capitalization. The equity portion of the Fund represented 55.55% of the portfolio and was comprised of 57 positions across 12 countries. Last year, as of November 30,
2022, the largest sector of the equity portion of the Sextant Core Fund was Industrials at 17.7%, followed by Technology (17.5%) and Health
Care (16.3%). This year, the largest sector of the equity portion of the portfolio was Technology at 23.01%, followed by Industrials (18.13%) and
Consumer Discretionary (12.05%).
Fixed Income
The Sextant Core Fund targets an allocation of 40% cash and investment-grade fixed-income securities. The Federal Reserve was the dominant driver of fixed-income markets, aggressively raising interest rates during the year. The Fed hiked rates 150 basis points (bps) to
5.375% at the midpoint in an effort to slow inflation. While higher interest rates caused existing bond prices to fall, they also restored bond yields and the asset class’s ability to cushion portfolio volatility.
Looking Forward
The US equity and bond markets ended fiscal 2023 with a buoyant November, driven by expectations that interest rate hikes were in the rearview mirror and cuts were coming down the pike. While interest rate cuts may be in store for 2024, the reason for those cuts is just as important as the number of cuts. While measured cuts following cooling inflation should support asset prices, rapid cuts due to deteriorating real economic growth would be especially concerning. As markets stare down such a dichotomic outlook, we see the value of a 60/40 portfolio: bonds provide shelter from the storm and equities provide exposure to prevailing winds.

Schedule of Investments
As of November 30, 2023
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
21
Continued on next page.
Common Stock - 55 .5 % Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media
Alphabet, Class A
2
2,300 $ 117,775 $ 304,819 United States 1.4%
Consumer Discretionary
Automotive Retailers
AutoZone 60 158,534 156,595 United States 0.7%
O'Reilly Automotive
2
160 135,486 157,181 United States 0.8%
294,020 313,776 1.5%
Home Products Stores
Floor & Decor Holdings
2
1,900 138,164 174,249 United States 0.8%
Lowe's 1,100 75,376 218,713 United States 1.0%
213,540 392,962 1.8%
Specialty Apparel Stores
Lululemon Athletica
2
550 177,757 245,740 United States 1.2%
Ross Stores 1,750 132,684 228,165 United States 1.1%
TJX Companies 2,700 139,837 237,897 United States 1.1%
450,278 711,802 3.4%
957,838 1,418,540 6.7%
Consumer Staples
Agricultural Producers
Darling Ingredients
2
3,000 183,200 131,610 United States 0.6%
Beverages
PepsiCo 385 42,104 64,792 United States 0.3%
Household Products
Procter & Gamble 1,150 93,040 176,548 United States 0.8%
Packaged Food
Danone ADR 23,000 279,474 297,160 France 1.4%
General Mills 5,300 376,326 337,398 United States 1.6%
Nestle ADR 1,000 73,990 113,920 Switzerland 0.5%
729,790 748,478 3.5%
1,048,134 1,121,428 5.2%
Energy
Exploration & Production
ConocoPhillips 2,600 103,423 300,482 United States 1.4%
Integrated Oils
Shell ADR 3,950 148,402 259,910 Netherlands 1.2%
Refining & Marketing
Phillips 66 1,100 73,403 141,779 United States 0.7%
Renewable Energy Equipment
Enphase Energy 1,500 202,517 151,530 United States 0.7%
527,745 853,701 4.0%
Financials
Consumer Finance
Mastercard, Class A 500 137,490 206,915 United States 1.0%
Visa 900 138,794 231,012 United States 1.1%
276,284 437,927 2.1%
Institutional Brokerage
Virtu Financial 11,000 185,000 197,780 United States 0.9%

Schedule of Investments
As of November 30, 2023
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
22
November 30, 2023
Annual Report
Continued on next page.
Common Stock - 55.5% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Financials (continued)
P&C Insurance
Chubb 810 $ 102,989 $ 185,838 Switzerland 0.9%
564,273 821,545 3.9%
Health Care
Large Pharma
AstraZeneca ADR 3,000 178,388 193,770 United Kingdom 0.9%
GlaxoSmithKline ADR 4,200 147,248 151,158 United Kingdom 0.7%
Johnson & Johnson 1,164 101,169 180,024 United States 0.8%
Novo Nordisk ADR 5,000 155,393 509,200 Denmark 2.4%
582,198 1,034,152 4.8%
Managed Care
UnitedHealth Group 300 103,583 165,891 United States 0.8%
Medical Devices
Abbott Laboratories 2,000 77,110 208,580 United States 1.0%
762,891 1,408,623 6.6%
Industrials
Commercial & Residential Building
Equipment & Systems
Honeywell International 1,000 49,532 195,920 United States 0.9%
Johnson Controls International 5,350 205,042 282,480 United States 1.3%
NIBE Industrier AB Class B 20,000 132,078 118,409 Sweden 0.6%
386,652 596,809 2.8%
Electrical Power Equipment
Eaton 2,000 298,440 455,380 United States 2.2%
Flow Control Equipment
Parker Hannifin 500 60,804 216,590 United States 1.0%
Industrial Distribution & Rental
Fastenal 2,800 64,603 167,916 United States 0.8%
Industrial Machinery
Illinois Tool Works 525 116,199 127,160 United States 0.6%
Rail Freight
Canadian National Railway 2,000 86,366 231,900 Canada 1.1%
Canadian Pacific Kansas City 2,568 182,009 184,896 Canada 0.9%
268,375 416,796 2.0%
Waste Management
Republic Services 950 116,161 153,748 United States 0.7%
1,311,234 2,134,399 10.1%
Materials
Agricultural Chemicals
Corteva 4,000 212,932 180,800 United States 0.8%
Base Metals
Mineral Resources 3,321 148,162 133,769 Australia 0.6%
Basic & Diversified Chemicals
Linde 560 75,239 231,711 Ireland 1.1%
Precious Metal Mining
Agnico-Eagle Mines 6,150 299,837 330,255 Canada 1.6%
Specialty Chemicals
RPM International 125 4,837 12,867 United States 0.1%
741,007 889,402 4.2%

Schedule of Investments
As of November 30, 2023
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
23
Continued on next page.
Common Stock - 55.5% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Technology
Application Software
SAP ADR 975 $ 146,752 $ 155,142 Germany 0.8%
Communications Equipment
Apple 1,900 44,723 360,905 United States 1.7%
Motorola Solutions 1,025 264,513 330,942 United States 1.6%
309,236 691,847 3.3%
Consumer Electronics
Sony ADR 1,000 77,162 85,950 Japan 0.4%
Information Services
Wolters Kluwer NV 950 123,940 130,502 Netherlands 0.6%
Infrastructure Software
Microsoft 800 99,998 303,128 United States 1.4%
Oracle 3,100 124,402 360,251 United States 1.7%
224,400 663,379 3.1%
IT Services
CGI 1,300 129,758 132,119 Canada 0.6%
Semiconductor Devices
Infineon Technologies ADR 5,775 136,648 223,492 Germany 1.1%
Micron Technology 1,550 59,028 117,986 United States 0.6%
NXP Semiconductors 950 90,828 193,876 Netherlands 0.9%
Qualcomm 100 5,186 12,905 United States 0.1%
STMicroelectronics ADR 2,000 91,454 94,880 Switzerland 0.4%
383,144 643,139 3.1%
1,394,392 2,502,078 11.9%
Utilities
Integrated Utilities
NextEra Energy 5,425 153,508 317,417 United States 1.5%
Total Common Stock
$7,578,797
$ 11,771,952 55.5%
Corporate Bonds - 22 .8 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 150,000 160,399 United States 0.8%
Comcast 5.650% due 06/15/2035 500,000 513,200 United States 2.4%
673,599 3.2%
Consumer Discretionary
Expedia Group 5.000% due 02/15/2026 250,000 247,512 United States 1.2%
Lowe's 4.250% due 09/15/2044 250,000 193,140 United States 0.9%
Stanford University 4.013% due 05/01/2042 100,000 84,048 United States 0.4%
524,700 2.5%
Consumer Staples
Coca Cola 1.000% due 03/15/2028 250,000 215,944 United States 1.0%
Financials
Charles Schwab 3.000% due 03/10/2025 300,000 290,067 United States 1.3%
Welltower 4.250% due 04/15/2028 350,000 333,894 United States 1.6%
623,961 2.9%
Health Care
Cardinal Health 3.500% due 11/15/2024 155,000 151,734 United States 0.7%

Schedule of Investments
As of November 30, 2023
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
24
November 30, 2023
Annual Report
Corporate Bonds - 22.8% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Health Care (continued)
Gilead Sciences 3.700% due 04/01/2024 $ 250,000 $ 248,329 United States 1.2%
400,063 1.9%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 161,415 United States 0.8%
CSX Corp 4.650% due 03/01/2068 300,000 249,976 United States 1.2%
FedEx 3.900% due 02/01/2035 250,000 215,764 United States 1.0%
Legrand France Yankee 8.500% due 02/15/2025 170,000 177,174 France 0.8%
Union Pacific 3.375% due 02/01/2035 250,000 209,285 United States 1.0%
1,013,614 4.8%
Technology
Oracle 2.950% due 04/01/2030 500,000 437,973 United States 2.1%
Qualcomm 3.250% due 05/20/2027 220,000 209,553 United States 1.0%
647,526 3.1%
Utilities
Edison International 3.550% due 11/15/2024 250,000 244,188 United States 1.1%
Pacificorp 6.000% due 01/15/2039 500,000 487,878 United States 2.3%
732,066 3.4%
Total Corporate Bonds (Cost $5,317,875) $ 4,831,473 22.8%
Government Bonds - 18 .7 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
United States Cash Management Bills
United States Cash Management Bill –% due 12/21/2023 2,250,000 2,243,420 United States 10.6%
United States Treasury Bonds
United States Treasury Bond 4.500% due 02/15/2036 137,000 139,167 United States 0.7%
United States Treasury Bond 3.625% due 02/15/2044 155,000 132,622 United States 0.6%
271,789 1.3%
United States Treasury Notes
United States Treasury Note 1.125% due 01/15/2025 400,000 382,703 United States 1.8%
United States Treasury Note 2.000% due 05/31/2024 1,080,000 1,062,197 United States 5.0%
1,444,900 6.8%
Total Government Bonds (Cost $4,030,939) $ 3,960,109 18.7%
Municipals Bonds - 0 .5 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utility Networks
Tacoma WA Elec Sys Revenue 5.966% due 01/01/2035 100,000 104,279 United States 0.5%
Total Municipals Bonds (Cost $117,822) $ 104,279 0.5%
Total investments (Cost $17,045,433) $ 20,667,813 97.5%
Other assets (net of liabilities) 526,923 2.5%
Total net assets $ 21,194,736 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt
Yankee: Dollar-denominated bonds issued in the U.S. by foreign banks or corporations

Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
25
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2023
Assets
Investments in securities, at value
(Cost $17,045,433) $ 20,667,813
Cash 455,763
Interest receivable 67,576
Dividends receivable 22,665
Prepaid expenses 2,264
Total assets 21,216,081
Liabilities
Accrued advisory fees 8,406
Accrued audit expenses 6,581
Accrued retirement plan custody fee 3,096
Payable for Fund shares redeemed 1,000
Accrued trustee expenses 503
Accrued Chief Compliance Officer expenses 268
Accrued legal expenses 40
Accrued other operating expenses 1,451
Total liabilities 21,345
Net assets $21,194,736
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $17,248,685
Total distributable earnings 3,946,051
Net assets applicable to Fund shares outstanding $21,194,736
Fund shares outstanding 1,392,924
Net asset value, offering, and redemption price per
share $15.22
Year en ded November 30, 2023
Investment income
Interest income $ 300,658
Dividend Income (Net of foreign tax of $7,428) 212,347
Total investment income 513,005
Expenses
Investment advisory fees 108,712
Filing and registration fees 21,881
Audit fees 11,813
Trustee fees 6,659
Legal fees 5,922
Chief Compliance Officer expenses 4,946
Retirement plan custodial fees 3,576
ReFlow fees 2,709
Custodian fees 829
Other operating expenses 3,717
Total gross expenses 170,764
Less custodian fee credits (829)
Net expenses 169,935
Net investment income $343,070
Net realized gain from investments and foreign
currency $722,143
A
Net decrease in unrealized appreciation on
investments and foreign currency (258,801)
Net gain on investments 463,342
Net increase in net assets resulting from operations $806,412
A
Includes $728,625 in net realized gains from redemptions in-kind

Sextant Core Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2023
Annual Report
Statements of Changes in Net Assets
Year ended November 30,
2023
Year ended November 30,
2022
Increase in net assets from operations
From operations
Net investment income $343,070 $267,680
Net realized gain on investments and foreign currency 722,143 231,120
Net decrease in unrealized appreciation on investments and foreign currency (258,801) (1,517,213)
Net increase (decrease) in net assets 806,412 (1,018,413)
Distributions to shareowners from
Net dividend and distribution to shareholders (282,074) (596,464)
Capital share transactions
Proceeds from the sale of shares 5,941,201 3,995,234
Value of shares issued in reinvestment of dividends and distributions 281,446 595,223
Cost of shares redeemed (4,834,213) (2,625,501)
Total capital shares transactions 1,388,434 1,964,956
Total increase in net assets 1,912,772 350,079
Net assets
Beginning of year 19,281,964 18,931,885
End of year $21,194,736 $19,281,964
Shares of the Fund sold and redeemed
Sextant Core (SCORX)
Number of shares sold 400,225 269,720
Number of shares issued in reinvestment of dividends and distributions 19,424 36,856
Number of shares redeemed (323,202) (179,014)
Net increase in number of shares outstanding 96,447 127,562
– –

Sextant Core Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
27
tin
Sextant Core (SCORX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $14.87 $16.20 $14.81 $14.31 $12.84
Income from investment operations
Net investment income 0.26 0.21 0.24 0.19 0.19
Net gains (losses) on securities (both realized and unrealized) 0.30 (1.03) 1.36 1.13 1.45
Total from investment operations 0.56 (0.82) 1.60 1.32 1.64
Less distributions
Dividends (from net investment income) (0.19) (0.25) (0.21) (0.20) (0.17)
Distributions (from capital gains) (0.02) (0.26) – (0.62) –
Total distributions (0.21) (0.51) (0.21) (0.82) (0.17)
Net asset value at end of year $15.22 $14.87 $16.20 $14.81 $14.31
Total Return 3.88% (5.32)% 10.95% 9.72% 13.04%
Ratios / supplemental data
Net assets ($000), end of year $21,195 $19,282 $18,932 $18,962 $16,875
Ratio of expenses to average net assets
Before custodian fee credits 0.86% 0.90% 0.57% 0.88% 0.90%
After  custodian fee credits 0.85% 0.90% 0.56% 0.88% 0.90%
Ratio of net investment income after custodian fee credits  to average net assets 1.72% 1.44% 1.52% 1.40% 1.63%
Portfolio turnover rate 13% 10% 14% 19% 28%

Sextant Global High Income Fund:
Performance Summary
(unaudited)
28
November 30, 2023
Annual Report
Average Annual Returns (as of November 30, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will
(1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5)
provide a wide range of services. The graph compares $10,000 invested in the
Fund on November 30, 2013, to an identical amount invested in the S&P Global
1200 Index, a global stock market index covering nearly 70% of the world’s equity markets. The graph shows that an investment in the Fund would have risen to $14,223 versus $23,266 in the S&P Global 1200 Index and $13,939 in the
Bloomberg Global High Yield Corporate Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the Global High Income Fund is high income, with a secondary objective of capital preservation.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sextant Global High Income Fund ( SGHIX ) 4.31% 2.56% 3.59% 0.85%
S&P Global 1200 Index 12.88% 10.34% 8.80% n/a
Bloomberg Global High Yield Corporate Index 10.00% 3.37% 3.37% n/a
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 31, 2023, and incorporates results for the fiscal year ended November 30, 2022, before fee waivers. The actual expense ratio, shown in the most recent prospectus after fee waivers, was 0.75%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.
United States Treasury Note (2.000% due 05/31/2024) 10.4%
Southern Copper 3.8%
BHP Biliton ADR 3.6%
Skandinaviska Enskilda Banken , Cl A 3.2%
YUM! Brands (3.625% due 03/15/2031) 2.7%
Shell ADR 2.7%
United States Cash Management Bill (0.000% due
12/21/2023) 2.6%
Bank of Montreal (3.300% due 02/5/2024) 2.6%
Novartis Capital Corp (3.400% due 05/6/2024) 2.6%
SK Telecom ADR 2.6%

November 30, 2023
Annual Report

Discussion of Fund Performance
(unaudited)
Sextant Global High Income
Fiscal Year 2023
The Sextant Global High Income Fund completed fiscal year 2023 with a total return of 4.31%. For the same period, the Fund’s equity benchmark, the S&P Global 1200, returned 12.88%. The Fund’s fixed income benchmark, the Bloomberg Global High Yield Corporate Bond
Index, returned 10.00%. The Fund’s 30-day SEC yield on November 30, 2023, was 4.71%.
Factors Affecting Past Performance
In October 2022, the annual inflation rate was 7.7%, which moderated to 3.2% by October 2023. The Federal Reserve’s last interest rate increase was in July 2023. The Fed’s next move is likely to be an interest rate cut, shifting from a headwind to a tailwind for economic growth.
Advancements in artificial intelligence (AI) rescued the cyclical downturn in the Technology sector in 2023; nine of the 10 biggest contributors to the S&P 500 for the fiscal year were information tech companies. These improvements, along with the apparent end of the Fed’s tightening cycle, helped drive equity returns and supported bond returns after a poor year for both asset classes.
The international telecom industry rebounded during the fiscal year, contributing to the Sextant Global High Income Fund’s performance.
Detractors to Fund performance were concentrated in the raw Materials sector. Overall, the Fund’s lack of investment in market-leading US
Tech companies limited its performance. The Fund does not hold investments in such companies because they don’t pay dividends at a level consistent with “high income” – if they pay a dividend at all.
Looking Forward
Equities
Chances appear decent that high inflation has calmed, and the Fed has managed to engineer a “soft landing.” The prospect of interest rate cuts in 2024 should help support continued economic growth. There are preliminary signs that advances in AI have materially improved productivity. However, there are longer-term concerns about worker displacement by AI, and the possibility of “super intelligent” machines may present existential risks. For now, the prospects for economic growth and market performance appear positive.
Fixed Income
With the Fed likely to pivot to rate cuts, short-term rates should follow the Fed lower. The jury is still out on whether long-term rates will follow along with the short-term rate cuts, or if factors like higher economic growth or large government deficits will keep longer-term interest rates higher, resulting in a steepening yield curve.

Schedule of Investments
As of November 30, 2023
Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
30
November 30, 2023
Annual Report
Continued on next page.
Common Stock - 45.2% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Orange ADR 20,000 $ 270,394 $ 239,000 France 2.5%
SK Telecom ADR 11,000 265,272 247,500 South Korea 2.6%
Telenor ASA 20,000 265,603 216,065 Norway 2.3%
Verizon Communications 6,000 294,820 229,980 United States 2.4%
1,096,089 932,545 9.8%
Consumer Discretionary
Automobiles
Volkswagen AG 1,500 274,363 174,527 Germany 1.9%
Energy
Exploration & Production
Woodside Energy Group ADR 8,500 174,552 172,805 Australia 1.8%
Integrated Oils
Shell ADR 3,800 241,426 250,040 Netherlands 2.7%
415,978 422,845 4.5%
Financials
Banks
ANZ Group Holdings ADR 15,000 244,950 242,400 Australia 2.6%
Skandinaviska Enskilda Banken, Cl A 25,000 233,632 303,238 Sweden 3.2%
478,582 545,638 5.8%
Institutional Brokerage
Virtu Financial 7,500 119,775 134,850 United States 1.4%
598,357 680,488 7.2%
Health Care
Large Pharma
GlaxoSmithKline ADR 6,500 267,211 233,935 United Kingdom 2.5%
Novartis ADR 2,500 134,038 244,750 Switzerland 2.6%
Sandoz Group AG-ADR 500 7,234 14,273 Switzerland 0.1%
408,483 492,958 5.2%
Materials
Base Metals
Norsk Hydro ASA 35,000 314,618 204,014 Norway 2.2%
South32 ADR 19,000 134,773 190,950 Australia 2.0%
Southern Copper 5,000 335,962 359,650 Peru 3.8%
785,353 754,614 8.0%
Steel Raw Material Suppliers
BHP Biliton ADR 5,500 186,488 335,280 Australia 3.6%
971,841 1,089,894 11.6%
Technology
Communications Equipment
Cisco Systems 5,000 179,892 241,900 United States 2.5%
Consumer Electronics
Nintendo 5,000 223,480 233,732 Japan 2.5%
403,372 475,632 5.0%
Total Common Stock
$4,168,483
$4,268,889 45.2%
Corporate Bonds - 33.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Comcast 4.650% due 07/15/2042 250,000 219,512 United States 2.4%

Schedule of Investments
As of November 30, 2023
Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
31
Continued on next page.
Corporate Bonds - 33.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications (continued)
Netflix 4.375% due 11/15/2026 $ 250,000 $ 246,190 United States 2.6%
465,702 5.0%
Consumer Discretionary
Delta Air Lines 3.750% due 10/28/2029 250,000 223,610 United States 2.4%
Ford Motor 6.375% due 02/01/2029 220,000 220,408 United States 2.3%
MDC Holdings 3.850% due 01/15/2030 200,000 172,716 United States 1.8%
YUM! Brands 3.625% due 03/15/2031 295,000 253,374 United States 2.7%
870,108 9.2%
Consumer Staples
Grupo Bimbo
2
4.875% due 06/27/2044 200,000 170,942 Mexico 1.8%
Energy
Petrobras International Finance 6.875% due 01/20/2040 50,000 48,752 Brazil 0.5%
Petrobras International Finance 6.750% due 01/27/2041 80,000 76,250 Brazil 0.8%
125,002 1.3%
Financials
Bank of Montreal 3.300% due 02/05/2024 250,000 248,866 Canada 2.6%
Lincoln National(3 month LIBOR plus 2.04%)
3
7.628% due 04/20/2067 250,000 149,375 United States 1.6%
398,241 4.2%
Health Care
Novartis Capital Corp 3.400% due 05/06/2024 250,000 247,800 Switzerland 2.6%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 200,000 188,882 United States 2.0%
CSX Corp 4.650% due 03/01/2068 250,000 208,313 United States 2.2%
Norfolk Southern 5.100% due 08/01/2118 275,000 229,692 United States 2.5%
626,887 6.7%
Utilities
Edison International 3.550% due 11/15/2024 250,000 244,188 United States 2.6%
Total Corporate Bonds (Cost $3,593,424) $3,148,870 33.4%
Government Bonds - 16.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Foreign Government Bonds
Colombia Republic 8.375% due 02/15/2027 125,000 126,056 Colombia 1.3%
Federal Republic of Brazil 8.500% due 01/05/2024 BRL 750,000 151,163 Brazil 1.6%
Republic of Argentina 1.000% due 07/09/2029 9,276 3,340 Argentina 0.0%
4
Republic of Argentina 1.500% due 07/09/2046 242,500 78,964 Argentina 0.9%
359,523 3.8%
United States Cash Management Bills
United States Cash Management Bill –% due 12/21/2023 250,000 249,269 United States 2.7%
United States Treasury Notes
United States Treasury Note 2.000% due 05/31/2024 1,000,000 983,515 United States 10.4%
Total Government Bonds (Cost $1,832,776) $1,592,307 16.9%

Schedule of Investments
As of November 30, 2023
Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
32
November 30, 2023
Annual Report
Municipals Bonds - 0.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 $ 50,000 $ 50,024 United States 0.5%
Total Municipals Bonds (Cost $50,000) $50,024 0.5%
Total investments (Cost $9,644,683) $9,060,090 96.0%
Other assets (net of liabilities) 378,666 4.0%
Total net assets $9,438,756 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2023, the aggregate value of these securities was $170,942 representing 1.8% of total net assets.
3
Variable rate security. The interest rate represents the rate in effect at November 30, 2023 and resets periodically based on the parenthetically disclosed reference rate and spread.
4
Less than 0.05%
ADR: American Depositary Receipt
LIBOR: London Interbank Offered Rates

Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
33
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2023
Assets
Investments in securities, at value
(Cost $9,644,683) $ 9,060,090
Cash 314,363
Interest receivable 51,317
Dividends receivable 23,873
Prepaid expenses 1,195
Receivable for Fund shares sold 433
Total assets 9,451,271
Liabilities
Accrued audit expenses 5,059
Accrued advisory fees 3,814
Accrued retirement plan custody fee 1,742
Accrued trustee expenses 208
Accrued Chief Compliance Officer expenses 117
Accrued legal expenses 35
Accrued other operating expenses 523
Accrued printing fees 1,017
Total liabilities 12,515
Net assets $9,438,756
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $9,636,938
Total distributable earnings (198,182)
Net assets applicable to Fund shares outstanding $9,438,756
Fund shares outstanding 925,475
Net asset value, offering, and redemption price per
share $10.20
Year ended November 30, 2023
Investment income
Interest income $ 241,728
Dividend Income (Net of foreign tax of $32,210) 240,784
Total investment income 482,512
Expenses
Investment advisory fees 51,051
Filing and registration fees 19,257
Audit fees 5,507
Trustee fees 3,058
Legal fees 2,797
Retirement plan custodial fees 2,524
Chief Compliance Officer expenses 2,312
Custodian fees 656
Other operating expenses 2,340
Total gross expenses 89,502
Less advisory fees waived (19,916)
Less custodian fee credits (656)
Net expenses 68,930
Net investment income $413,582
Net realized loss from investments and foreign
currency $(11,956)
Net increase in unrealized depreciation on investments
and foreign currency (13,885)
Net loss on investments (25,841)
Net increase in net assets resulting from operations $387,741

Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2023
Annual Report
Statements of Changes in Net Assets
Year ended November 30,
2023
Year ended November 30,
2022
Increase (Decrease) in net assets from operations
From operations
Net investment income $413,582 $357,397
Net realized gain (loss) on investments and foreign currency (11,956) 111,672
Net increase in unrealized de preciation on investments and foreign currency (13,885) (890,600)
Net increase (decrease) in net assets 387,741 (421,531)
Distributions to shareowners from
Net dividend and distribution to shareholders (305,551) (182,768)
Capital share transactions
Proceeds from the sale of shares 511,784 1,011,369
Value of shares issued in reinvestment of dividends and distributions 298,310 178,216
Cost of shares redeemed (507,318) (681,194)
Total capital shares transactions 302,776 508,391
Total increase (decrease) in net assets 384,966 (95,908)
Net assets
Beginning of year 9,053,790 9,149,698
End of year $9,438,756 $9,053,790
Shares of the Fund sold and redeemed
Sextant Global High Income Fund (SGHIX)
Number of shares sold 50,804 95,974
Number of shares issued in reinvestment of dividends and distributions 30,440 16,548
Number of shares redeemed (50,276) (67,643)
Net increase in number of shares outstanding 30,968 44,879
– –

Sextant Global High Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
35
tin
Sextant Global High Income Fund (SGHIX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $10.12 $10.77 $10.15 $11.42 $11.07
Income from investment operations
Net investment income 0.45 0.40 0.33 0.31 0.42
Net gains (losses) on securities (both realized and unrealized) (0.03) (0.83) 0.65 (0.66) 0.32
Total from investment operations 0.42 (0.43) 0.98 (0.35) 0.74
Less distributions
Dividends (from net investment income) (0.34) (0.22) (0.36) (0.40) (0.39)
Distributions (from capital gains) – – – (0.52) –
Total distributions (0.34) (0.22) (0.36) (0.92) (0.39)
Net asset value at end of year $10.20 $10.12 $10.77 $10.15 $11.42
Total Return 4.31% (4.16)% 9.87% (3.51)% 7.06%
Ratios / supplemental data
Net assets ($000), end of year $9,439 $9,054 $9,150 $8,615 $9,893
Ratio of expenses to average net assets
Before advisory fees waiver and custodian fee credits 0.96% 0.98% 0.78% 0.70% 1.11%
After advisory fees waiver 0.75% 0.75% 0.70% 0.56% 0.76%
After advisory fees waiver and custodian fee credits 0.74% 0.74% 0.69% 0.55% 0.75%
Ratio of net investment income after advisory fees waiver and custodian fee credits  to average net assets 4.45% 3.87% 3.11% 3.12% 3.72%
Portfolio turnover rate 8% 20% 27% 27% 33%

Sextant Growth Fund:
Performance Summary
(unaudited)
36
November 30, 2023
Annual Report
Average Annual Returns (as of November 30, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs;
(4) stand ready to buy and sell its securities to shareowners on a daily basis;
and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on November 30, 2013, to an identical amount invested in the S&P 500 Index, an index comprised of 500 widely held common stocks considered to be representative of the US stock market in general. The graph shows that an investment in Investor Shares of the Fund would have risen to $27,787 versus $30,550 in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the Growth Fund is long-term capital growth.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Investor Shares ( SSGFX ) 15.47% 13.06% 10.76% 1.01%
Z Shares ( SGZFX )
2
15.79% 13.35% n/a 0.77%
S&P 500 Index 13.84% 12.51% 11.81% n/a
1
By regulation, the expense ratios shown in this table is as stated in the Fund’s most recent prospectus, which is dated March 31, 2023, and incorporates results for the fiscal year ended November 30, 2022. The ratios presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.
2
Z Shares of the Sextant Growth Fund began operations June 2, 2017.
Microsoft 11.2%
Apple 10.2%
Alphabet, Class A 6.8%
Amazon.com 6.4%
Mastercard , Class A 5.1%
Adobe 4.4%
Lowe's 3.6%
Costco Wholesale 3.4%
Oracle 3.3%
Abbott Laboratories 3.3%

November 30, 2023
Annual Report

Discussion of Fund Performance
(unaudited)
Sextant Growth Fund
Fiscal Year 2023
For the fiscal year ended November 30, 2023, the Investor Shares of the Sextant Growth Fund returned 15.47%, ahead of the 13.84% return for the S&P 500 Index. Although it outpaced the broad market index, the Fund lagged growth-focused benchmarks due to the concentration of performance among a handful of mega-capitalization stocks. The Morningstar Large Growth category peer group, for example, appreciated
20.87% over the fiscal year.
Factors Affecting Past Performance
In 2023, the Technology sector staged a dramatic rebound after its 2022 downturn, driving index returns higher. The narrow nature of the market’s performance is illustrated by comparing the return of the S&P 500, a market capitalization-weighted index in which a company’s size determines its impact on index returns, with the equal-weight S&P 500, in which all companies are treated the same. As noted above, the S&P
500 Index returned 13.84% during the fiscal year. The equal-weighted return, however, was negative in terms of price appreciation and only achieved a 1.55% total return due to dividends.
The Sextant Growth Fund holds five of the index-leading stocks that came to be known as “The Magnificent Seven” – Apple, Alphabet,
Amazon, Microsoft, and Nvidia. Naturally, these stocks drove Fund returns, although other holdings including Adobe, ServiceNow, and
Advanced Micro Devices also contributed. Among non-Technology holdings, Lululemon, Stryker, Boston Scientific, and Costco all performed well. On the other side of the ledger, our holdings in Corteva, Johnson Controls, and Edwards Lifesciences detracted from returns.
Looking Forward
Inflation has moderated, absent the feared recession and associated spike in employment. Whether the Federal Reserve’s rate hikes or supply chain normalization played a significant role in this moderation, we can all be grateful. Resilient US economic performance has raised investors’ hopes of achieving a rare soft landing. Without prognosticating on future market returns, we are comfortable with the economic outlook over the next year.

Schedule of Investments
As of November 30, 2023
Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.
38
November 30, 2023
Annual Report
Continued on next page.
Common Stock - 98.9% Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media
Alphabet, Class A
1
31,680 $ 898,428 $ 4,198,550 6.8%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Nike, Class B 10,276 528,776 1,133,135 1.8%
Automotive Retailers
O'Reilly Automotive
1
1,300 1,094,232 1,277,094 2.1%
E-Commerce Discretionary
Amazon.com
1
26,980 162,991 3,941,508 6.4%
Home Products Stores
Lowe's 11,200 794,834 2,226,896 3.6%
Specialty Apparel Stores
Lululemon Athletica
1
3,000 965,595 1,340,400 2.2%
TJX Companies 19,000 824,767 1,674,090 2.7%
1,790,362 3,014,490 4.9%
4,371,195 11,593,123 18.8%
Consumer Staples
Beverages
Monster Beverage 32,200 1,489,661 1,775,830 2.9%
Mass Merchants
Costco Wholesale 3,509 410,438 2,079,925 3.4%
1,900,099 3,855,755 6.3%
Financials
Consumer Finance
Mastercard, Class A 7,581 689,781 3,137,245 5.1%
Health Care
Managed Care
Elevance Health 2,250 1,076,105 1,078,852 1.8%
Medical Devices
Abbott Laboratories 19,499 620,293 2,033,551 3.3%
Boston Scientific
1
22,000 981,996 1,229,580 2.0%
Edwards Lifesciences
1
10,500 346,070 710,955 1.2%
Stryker 3,000 374,100 888,990 1.4%
2,322,459 4,863,076 7.9%
Specialty Pharma
Zoetis 6,000 998,110 1,060,020 1.7%
4,396,674 7,001,948 11.4%
Industrials
Commercial & Residential Building
Equipment & Systems
Honeywell International 3,750 792,329 734,700 1.2%
Johnson Controls International 22,500 1,043,161 1,188,000 1.9%
1,835,490 1,922,700 3.1%
Industrial Distribution & Rental
Ferguson 3,750 589,307 642,525 1.1%
2,424,797 2,565,225 4.2%

Schedule of Investments
As of November 30, 2023
Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
39
Common Stock - 98.9% Number of Shares Cost Market Value
Percentage of
Net Assets
Materials
Agricultural Chemicals
Corteva 27,500 $ 1,174,068 $ 1,243,000 2.0%
Technology
Application Software
Adobe
1
4,450 23,404 2,718,994 4.4%
Communications Equipment
Apple 33,150 9,769 6,296,843 10.2%
Motorola Solutions 6,000 1,346,591 1,937,220 3.2%
1,356,360 8,234,063 13.4%
Infrastructure Software
Microsoft 18,170 838,685 6,884,795 11.2%
Oracle 17,500 901,024 2,033,675 3.3%
ServiceNow
1
1,900 1,225,009 1,302,906 2.1%
2,964,718 10,221,376 16.6%
Semiconductor Devices
Advanced Micro Devices
1
9,500 758,357 1,151,020 1.9%
Broadcom 1,275 1,200,407 1,180,306 1.9%
Monolithic Power Systems 1,100 521,986 603,592 1.0%
Nvidia 3,500 493,219 1,636,950 2.6%
Qualcomm 4,400 431,685 567,820 0.9%
Texas Instruments 6,600 939,244 1,007,886 1.6%
4,344,898 6,147,574 9.9%
8,689,380 27,322,007 44.3%
Total investments $24,544,422 $60,916,853 98.9%
Other assets (net of liabilities) 685,155 1.1%
Total net assets $61,602,008 100.0%
1
Non-income producing

Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2023
Annual Report
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2023
Assets
Investments in securities, at value
(Cost $24,544,422) $ 60,916,853
Cash 719,156
Dividends receivable 27,847
Receivable for Fund shares sold 5,682
Prepaid expenses 2,959
Total assets 61,672,497
Liabilities
Accrued audit expenses 26,355
Accrued advisory fees 24,733
Accrued retirement plan custody fee 7,494
Accrued trustee expenses 1,128
Accrued 12b-1 distribution fees 1,019
Accrued Chief Compliance Officer expenses 749
Payable for Fund shares redeemed 200
Accrued legal expenses 108
Accrued other operating expenses 1,428
Accrued printing fees 7,275
Total liabilities 70,489
Net assets $61,602,008
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $25,481,664
Total distributable earnings 36,120,344
Net assets applicable to Fund shares outstanding $61,602,008
Net asset value per Investor Shares SSGFX
Net assets, at value $5,064,609
Shares outstanding 116,167
Net asset value, offering and redemption price per
share $43.60
Net asset value per Z Shares SGZFX
Net assets, at value $56,537,399
Shares outstanding 1,295,334
Net asset value, offering and redemption price per
share $43.65
Year ended November 30, 2023
Investment income
Dividend Income $ 467,237
Miscellaneous income 50
Total investment income 467,287
Expenses
Investment advisory fees 309,818
Audit fees 37,284
Filing and registration fees 36,836
Trustee fees 19,055
Legal fees 17,388
Chief Compliance Officer expenses 13,918
12b-1 distribution fees 12,198
Retirement plan custodial fees 8,593
1,025
Investor Shares –
1,050
Z Shares 8,593
ReFlow fees 3,863
Custodian fees 2,314
Other operating expenses 10,821
Total gross expenses 472,088
Less custodian fee credits (2,314)
Net expenses 469,774
Net investment loss $(2,487)
Net realized gain from investments $865,127
A
Net Increase in unrealized appreciation on investments 7,620,469
Net gain on investments 8,485,596
Net increase in net assets resulting from operations $8,483,109
A
Includes $1,117,214 in net realized gains from redemptions in-kind

Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
41
Statements of Changes in Net Assets
Year ended November 30,
2023
Year ended November 30,
2022
Increase (Decrease) in net assets from operations
From operations
Net investment loss $(2,487) $(58,662)
Net realized gain on investments 865,127 3,334,840
Net increase (decrease) in unrealized appreciation on investments 7,620,469 (15,204,651)
Net increase (decrease) in net assets 8,483,109 (11,928,473)
Distributions to shareowners from
1,025
Net dividend and distribution to shareholders - Investor Shares (116,456) (540,647)
1,050
Net dividend and distribution to shareholders - Z Shares (1,184,886) (5,339,476)
Total distributions (1,301,342) (5,880,123)
Capital share transactions
Proceeds from the sale of shares
1,025
Investor Shares 491,401 541,196
1,050
Z Shares 4,454,320 5,439,562
Value of shares issued in reinvestment of dividends and distributions
1,025
Investor Shares 86,817 401,784
1,050
Z Shares 1,154,557 5,211,605
Cost of shares redeemed
1,025
Investor Shares (1,032,724) (754,189)
1,050
Z Shares (5,613,472) (6,840,020)
Total capital shares transactions (459,101) 3,999,938
Total increase (decrease) in net assets 6,722,666 (13,808,658)
Net assets
Beginning of year 54,879,342 68,688,000
End of year $61,602,008 $54,879,342
Shares of the Fund sold and redeemed
Investor Shares (SSGFX)
Number of shares sold 11,981 12,552
Number of shares issued in reinvestment of dividends and distributions 2,413 8,391
Number of shares redeemed (25,330) (18,600)
Net increase (decrease) in number of shares outstanding (10,936) 2,343
Z Shares (SGZFX)
Number of shares sold 111,231 133,138
Number of shares issued in reinvestment of dividends and distributions 32,134 109,258
Number of shares redeemed (140,223) (164,183)
Net increase in number of shares outstanding 3,142 78,213
– –

Sextant Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
42
November 30, 2023
Annual Report
tin
Investor Shares (SSGFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $38.72 $51.39 $41.86 $33.25 $28.70
Income from investment operations
Net investment income
A
(0.09) (0.13) 0.09 (0.03) (0.03)
Net gains (losses) on securities (both realized and unrealized) 5.89 (8.24) 9.70 9.58 5.86
Total from investment operations 5.80 (8.37) 9.79 9.55 5.83
Less distributions
Dividends (from net investment income) – (0.05) (0.03) (0.01) (0.04)
Distributions (from capital gains) (0.92) (4.25) (0.23) (0.93) (1.24)
Total distributions (0.92) (4.30) (0.26) (0.94) (1.28)
Net asset value at end of year $43.60 $38.72 $51.39 $41.86 $33.25
Total Return 15.47% (17.88)% 23.48% 29.49% 21.81%
Ratios / supplemental data
Net assets ($000), end of year $5,065 $4,921 $6,411 $5,197 $4,533
Ratio of expenses to average net assets
Before custodian fee credits 1.04% 1.21% 0.74% 1.05% 1.20%
After  custodian fee credits 1.04% 1.20% 0.74% 1.05% 1.20%
Ratio of net investment income after custodian fee credits  to average net assets (0.22)% (0.32)% 0.20% (0.08)% (0.07)%
Portfolio turnover rate 10% 23% 18% 17% 10%
Z Shares (SGZFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $38.66 $51.30 $41.78 $33.16 $28.65
Income from investment operations
Net investment income
A
0.01 (0.03) 0.20 0.05 0.08
Net gains (losses) on securities (both realized and unrealized) 5.90 (8.22) 9.66 9.56 5.82
Total from investment operations 5.91 (8.25) 9.86 9.61 5.90
Less distributions
Dividends (from net investment income) – (0.14) (0.11) (0.06) (0.15)
Distributions (from capital gains) (0.92) (4.25) (0.23) (0.93) (1.24)
Total distributions (0.92) (4.39) (0.34) (0.99) (1.39)
Net asset value at end of year $43.65 $38.66 $51.30 $41.78 $33.16
Total Return 15.79% (17.69)% 23.76% 29.79% 22.22%
Ratios / supplemental data
Net assets ($000), end of year $56,537 $49,958 $62,277 $53,776 $40,978
Ratio of expenses to average net assets
Before custodian fee credits 0.80% 0.97% 0.51% 0.82% 0.90%
After  custodian fee credits 0.80% 0.97% 0.50% 0.82% 0.90%
Ratio of net investment income after custodian fee credits  to average net assets 0.02% (0.08)% 0.43% 0.14% 0.23%
Portfolio turnover rate 10% 23% 18% 17% 10%
A
Calculated using average shares outstanding

November 30, 2023
Annual Report

Sextant International Fund:
Performance Summary
(unaudited)
Average Annual Returns (as of November 30, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs;
(4) stand ready to buy and sell its securities to shareowners on a daily basis;
and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on November 30, 2013, to an identical amount invested in the MSCI EAFE Index, an international index focused on Europe,
Australasia, and the Far East. The graph shows that an investment in Investor
Shares of the Fund would have risen to $18,838 versus $15,369 in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the International Fund is long-term capital growth.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Investor Shares ( SSIFX ) 15.24% 8.63% 6.54% 1.04%
Z Shares ( SIFZX )
2
15.59% 8.89% n/a 0.80%
MSCI EAFE Index 12.96% 6.51% 4.39% n/a
1
By regulation, the expense ratios shown in this table are as stated in the Fund’s most recent prospectus which is dated March 31, 2023 as supplemented on May
22, 2023 and July 10, 2023, and incorporates results for the fiscal year ended November 30, 2022. The ratios presented in this table differ from expense ratios shown elsewhere in this report as they represent different periods.
2
Z Shares of the Sextant International Fund began operations June 2, 2017.
Novo Nordisk ADR 9.1%
MercadoLibre 7.5%
Wolters Kluwer 6.7%
ASML Holding NY 5.8%
Dassault Systemes ADR 5.7%
NICE Systems ADR 4.5%
Accenture, Class A 3.9%
Linde 3.5%
Rio Tinto ADR 3.5%
Taiwan Semiconductor ADR 3.1%

Discussion of Fund Performance
(unaudited)
Sextant International Fund
44
November 30, 2023
Annual Report
Fiscal Year 2023
For the fiscal year ended November 30, 2023, the Z Shares of the Sextant International Fund returned 15.59%. The MSCI EAFE Index and the
MSCI ACWI ex US Index returned 12.96% and 9.84% for the same period, respectively.
Factors Affecting Past Performance
The Sextant International Fund mandates that 65% of net assets be held in companies with their headquarters and at least half of their assets and earnings outside the US, and with market capitalizations greater than $1 billion. The Fund generally holds equity positions in larger companies with strong balance sheets. As of fiscal year-end, Technology was the largest sector weighting of the portfolio at 43.3%, followed by Health Care at 15.2%, and Consumer Discretionary at 11.9%.
In terms of performance contribution, Consumer Discretionary, Technology, Materials, Consumer Staples, and Industrials were the largest contributors, while no sectors had a material negative relative contribution.
Looking Forward
Inflation, the Federal Reserve’s tightening cycle, and its impact on the macro economy dominated market sentiment during the fiscal year.
To the surprise of most market pundits, inflation cooled off significantly while the economy managed to avoid falling into a recession. It is becoming more apparent that the Fed is close to finishing, if not already finished with, its tightening cycle. That said, the dramatic reduction of money supply could lead to an abrupt economic contraction, and these potential after-effects should be closely monitored.

Schedule of Investments
As of November 30, 2023
Sextant International Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
45
Continued on next page.
Common Stock - 97.0% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Telus 30,000 $ 219,338 $ 537,300 Canada 0.8%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 600 569,152 1,246,473 France 2.0%
E-Commerce Discretionary
MercadoLibre
2
2,990 247,973 4,845,176 Argentina 7.5%
Specialty Apparel Stores
Lululemon Athletica
2
3,500 1,066,230 1,563,800 United States 2.4%
1,883,355 7,655,449 11.9%
Consumer Staples
Household Products
L'Oreal 3,400 1,099,801 1,601,439 France 2.5%
Packaged Food
Danone 15,000 948,276 966,843 France 1.5%
2,048,077 2,568,282 4.0%
Health Care
Health Care Supplies
Alcon 24,550 1,281,620 1,856,717 Switzerland 2.9%
Large Pharma
AstraZeneca ADR 17,000 1,023,786 1,098,030 United Kingdom 1.7%
Novartis ADR 9,800 461,461 959,420 Switzerland 1.5%
Novo Nordisk ADR 57,150 350,214 5,820,156 Denmark 9.1%
1,835,461 7,877,606 12.3%
3,117,081 9,734,323 15.2%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 51,400 1,222,737 1,320,036 Sweden 2.1%
Electrical Power Equipment
Eaton 6,875 1,130,243 1,565,369 United States 2.4%
Schneider Electric SE 5,800 994,608 1,070,051 France 1.7%
2,124,851 2,635,420 4.1%
Industrial Distribution & Rental
Ferguson 7,550 1,200,693 1,293,617 United States 2.0%
Rail Freight
Canadian National Railway 10,000 1,164,265 1,159,500 Canada 1.8%
5,712,546 6,408,573 10.0%
Materials
Basic & Diversified Chemicals
Linde 5,500 1,397,250 2,275,735 Ireland 3.5%
Specialty Chemicals
Givaudan (reg) 200 682,611 753,776 Switzerland 1.2%
Steel Raw Material Suppliers
BHP Biliton ADR 17,000 990,319 1,036,320 Australia 1.6%
Rio Tinto ADR 32,800 1,773,219 2,266,152 United Kingdom 3.5%
2,763,538 3,302,472 5.1%
4,843,399 6,331,983 9.8%

Schedule of Investments
As of November 30, 2023
Sextant International Fund
The accompanying notes are an integral part of these financial statements.
46
November 30, 2023
Annual Report
Continued on next page.
Common Stock - 97.0% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Technology
Application Software
Dassault Systemes ADR 78,215 $ 586,207 $ 3,662,026 France 5.7%
NICE Systems ADR 15,250 577,019 2,893,688 Israel 4.5%
SAP ADR 12,100 1,642,516 1,925,352 Germany 3.0%
2,805,742 8,481,066 13.2%
Consumer Electronics
Nintendo 38,400 1,683,473 1,795,063 Japan 2.8%
Sony ADR 11,600 725,118 997,020 Japan 1.5%
2,408,591 2,792,083 4.3%
Information Services
Experian 33,000 1,053,313 1,216,565 United States 1.9%
Wolters Kluwer 31,000 578,573 4,280,208 Netherlands 6.7%
1,631,886 5,496,773 8.6%
IT Services
Accenture, Class A 7,600 1,404,545 2,531,864 Ireland 3.9%
Semiconductor Devices
Infineon Technologies AG 31,000 1,149,864 1,198,973 Germany 1.9%
STMicroelectronics ADR 34,400 1,335,940 1,631,936 Switzerland 2.5%
2,485,804 2,830,909 4.4%
Semiconductor Manufacturing
ASML Holding NY 5,475 190,945 3,743,586 Netherlands 5.8%
Taiwan Semiconductor ADR 20,450 2,027,614 1,989,989 Taiwan 3.1%
2,218,559 5,733,575 8.9%
12,955,127 27,866,270 43.3%
Utilities
Power Generation
Iberdrola 102,549 1,042,057 1,270,424 Spain 2.0%
Total investments $31,820,980 $62,372,604 97.0%
Other assets (net of liabilities) 1,925,923 3.0%
Total net assets $64,298,527 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of November 30, 2023
Sextant International Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report

Sextant International Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2023
Annual Report
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2023
Assets
Investments in securities, at value
(Cost $31,820,980) $ 62,372,604
Cash 1,858,012
Dividends receivable 132,071
Prepaid expenses 2,762
Receivable for Fund shares sold 2,575
Total assets 64,368,024
Liabilities
Accrued advisory fees 25,288
Accrued audit expenses 19,630
Accrued 12b-1 distribution fees 7,302
Accrued retirement plan custody fee 5,161
Payable for Fund shares redeemed 3,039
Accrued trustee expenses 1,171
Accrued Chief Compliance Officer expenses 919
Accrued legal expenses 83
Accrued other operating expenses 2,372
Accrued printing fees 4,532
Total liabilities 69,497
Net assets $64,298,527
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $34,095,028
Total distributable earnings 30,203,499
Net assets applicable to Fund shares outstanding $64,298,527
Net asset value per Investor Shares SSIFX
Net assets, at value $37,141,409
Shares outstanding 1,779,388
Net asset value, offering and redemption price per
share $20.87
Net asset value per Z Shares SIFZX
Net assets, at value $27,157,118
Shares outstanding 1,294,701
Net asset value, offering and redemption price per
share $20.98
Year ended November 30, 2023
Investment income
Dividend Income (Net of foreign tax of $104,212) $ 854,276
Interest income 38,331
Total investment income 892,607
Expenses
Investment advisory fees 339,252
12b-1 distribution fees 87,360
Audit fees 39,781
Filing and registration fees 36,357
Trustee fees 19,461
Legal fees 17,536
Chief Compliance Officer expenses 13,928
Retirement plan custodial fees 5,837
1,125
Investor Shares 15
1,150
Z Shares 5,822
Custodian fees 5,558
ReFlow fees 5,518
Other operating expenses 8,843
Total gross expenses 579,431
Less custodian fee credits (5,558)
Net expenses 573,873
Net investment income $318,734
Net realized gain from investments and foreign
currency $693,030
A
Net Increase in unrealized appreciation on investments
and foreign currency 7,566,421
Net gain on investments 8,259,451
Net increase in net assets resulting from operations $8,578,185
A
Includes $1,219,184 in net realized gains from redemptions in-kind

Sextant International Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
49
Statements of Changes in Net Assets
Year ended November 30,
2023
Year ended November 30,
2022
Increase (Decrease) in net assets from operations
From operations
Net investment income $318,734 $349,377
Net realized gain on investments and foreign currency 693,030 2,861,583
Net increase (decrease) in unrealized appreciation on investments and foreign currency 7,566,421 (14,960,190)
Net increase (decrease) in net assets 8,578,185 (11,749,230)
Distributions to shareowners from
1,125
Net dividend and distribution to shareholders - Investor Shares – (3,698,513)
1,150
Net dividend and distribution to shareholders - Z Shares – (2,376,574)
Total distributions – (6,075,087)
Capital share transactions
Proceeds from the sale of shares
1,125
Investor Shares 3,809,054 1,495,198
1,150
Z Shares 4,771,807 7,854,075
Value of shares issued in reinvestment of dividends and distributions
1,125
Investor Shares – 3,613,417
1,150
Z Shares – 2,277,923
Cost of shares redeemed
1,125
Investor Shares (4,606,292) (7,772,262)
1,150
Z Shares (5,094,933) (8,292,788)
Total capital shares transactions (1,120,364) (824,437)
Total increase (decrease) in net assets 7,457,821 (18,648,754)
Net assets
Beginning of year 56,840,706 75,489,460
End of year $64,298,527 $56,840,706
Shares of the Fund sold and redeemed
Investor Shares (SSIFX)
Number of shares sold 196,993 76,818
Number of shares issued in reinvestment of dividends and distributions – 163,800
Number of shares redeemed (241,734) (398,331)
Net decrease in number of shares outstanding (44,741) (157,713)
Z Shares (SIFZX)
Number of shares sold 248,209 404,546
Number of shares issued in reinvestment of dividends and distributions – 103,214
Number of shares redeemed (265,131) (424,756)
Net increase (decrease) in number of shares outstanding (16,922) 83,004
– –

Sextant International Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
50
November 30, 2023
Annual Report
tin
Investor Shares (SSIFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $18.11 $23.49 $19.62 $18.50 $16.83
Income from investment operations
Net investment income
A
0.08 0.09 0.10 0.12 0.12
Net gains (losses) on securities (both realized and unrealized) 2.68 (3.58) 3.85 1.66 2.74
Total from investment operations 2.76 (3.49) 3.95 1.78 2.86
Less distributions
Dividends (from net investment income) – (0.13) (0.08) (0.11) (0.15)
Distributions (from capital gains) – (1.76) – (0.55) (1.04)
Total distributions – (1.89) (0.08) (0.66) (1.19)
Net asset value at end of year $20.87 $18.11 $23.49 $19.62 $18.50
Total Return 15.24% (16.31)% 20.16% 9.86% 18.82%
Ratios / supplemental data
Net assets ($000), end of year $37,141 $33,029 $46,560 $51,141 $67,390
Ratio of expenses to average net assets
Before custodian fee credits 1.06% 1.28% 0.93% 0.83% 1.07%
After  custodian fee credits 1.05% 1.27% 0.92% 0.82% 1.06%
Ratio of net investment income after custodian fee credits  to average net assets 0.43% 0.48% 0.46% 0.70% 0.62%
Portfolio turnover rate 16% 33% 22% 16% 6%
Z Shares (SIFZX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $18.15 $23.55 $19.67 $18.55 $16.87
Income from investment operations
Net investment income
A
0.13 0.13 0.15 0.15 0.19
Net gains (losses) on securities (both realized and unrealized) 2.70 (3.59) 3.85 1.67 2.72
Total from investment operations 2.83 (3.46) 4.00 1.82 2.91
Less distributions
Dividends (from net investment income) – (0.18) (0.12) (0.15) (0.19)
Distributions (from capital gains) – (1.76) – (0.55) (1.04)
Total distributions – (1.94) (0.12) (0.70) (1.23)
Net asset value at end of year $20.98 $18.15 $23.55 $19.67 $18.55
Total Return 15.59% (16.17)% 20.42% 10.09% 19.14%
Ratios / supplemental data
Net assets ($000), end of year $27,157 $23,812 $28,929 $26,921 $30,963
Ratio of expenses to average net assets
Before custodian fee credits 0.83% 1.04% 0.72% 0.63% 0.85%
After  custodian fee credits 0.82% 1.03% 0.71% 0.63% 0.84%
Ratio of net investment income after custodian fee credits  to average net assets 0.66% 0.72% 0.68% 0.87% 0.91%
Portfolio turnover rate 16% 33% 22% 16% 6%
A
Calculated using average shares outstanding

Notes To Financial Statements
November 30, 2023
Annual Report
51
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
The Trust currently offers shares of eight portfolio series: Sextant
Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core
Fund, Sextant Global High Income Fund, Sextant Growth Fund,
Sextant International Fund (each, a “Fund”, and collectively, the
“Funds”), Saturna Sustainable Equity Fund, and Saturna Sustainable
Bond Fund. Saturna Sustainable Equity Fund and Saturna
Sustainable Bond Fund are offered through separate prospectuses and have a separate shareholder report.
Sextant Growth Investor Shares (previously known as Idaho Limited
Maturity Tax-Exempt Fund until October 12, 1990, then Northwest
Growth Fund until September 28, 1995, when the investment
objective of only Northwest stocks was changed) commenced
operations as an equity fund on December 30, 1990. Sextant Growth
Fund Z Shares began operations June 2, 2017.
Sextant International Investor Shares began operations September
28, 1995 and Sextant International Fund Z Shares began operations on June 2, 2017. Sextant Short-Term Bond began operations
September 28, 1995. Sextant Bond Income Fund (previously known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 1, 1993. Sextant Core
Fund commenced operations March 30, 2007. Sextant Global High
Income Fund commenced operations March 30, 2012.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services - Investment Companies”.
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Investment risks:
Growth , International, Core, Short-Term Bond, Bond Income, and
Global High Income Funds : The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers and smaller companies, tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Growth and Core Funds : Smaller companies involve higher
investment risks in that they often have limited product lines, markets, and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.
Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.
International , Core , Short-Term Bond , Bond Income , and Global
High Income Funds : Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Core Fund : The Core Fund has the risks of growth stocks, foreign securities, credit, and interest rates — but these risks are mitigated by spreading its investments in both stocks and bonds, and by favoring income-producing securities and those of larger, more seasoned companies.
Short-Term Bond, Bond Income , Global High Income , and
Core Funds : Bonds entail credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Interest rate fluctuations affect bond prices and a Fund’s net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, a Fund’s yield also varies. Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

Notes To Financial Statements
(continued)

November 30, 2023
Annual Report
Global High Income Fund : Issuers of high-yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest, principal, and dividend payments as expected. The prices of high-yield securities generally fluctuate more than those of higher quality. High-yield securities are generally more illiquid (harder to sell) and harder to value.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issuers specific to a particular sector or industry.
Note 2 – Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Funds'
investment adviser (Saturna Capital), whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of November 30, 2023
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Short-Term Bond Fund
Corporate Bonds
1
$– $5,445,358 $– $5,445,358
Government Bonds
1
$– $4,780,887 $– $4,780,887
Total Assets $– $10,226,245 $– $10,226,245
Bond Income Fund
Corporate Bonds
1
$– $6,249,440 $– $6,249,440
Government Bonds
1
$– $2,417,043 $– $2,417,043
Total Assets $– $8,666,483 $– $8,666,483
Note 1 – Organization
(continued)

Notes To Financial Statements
(continued)
November 30, 2023
Annual Report
53
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Core Fund
Common Stock
Communications $304,819 $– $– $304,819
Consumer Discretionary $1,418,540 $– $– $1,418,540
Consumer Staples $1,121,428 $– $– $1,121,428
Energy $853,701 $– $– $853,701
Financials $821,545 $– $– $821,545
Health Care $1,408,623 $– $– $1,408,623
Industrials $2,015,990 $118,409 $– $2,134,399
Materials $755,633 $133,769 $– $889,402
Technology $2,502,078 $– $– $2,502,078
Utilities $317,417 $– $– $317,417
Total Common Stock $11,519,774 $252,178 $– $11,771,952
Corporate Bonds
1
$– $4,831,473 $– $4,831,473
Government Bonds
1
$– $3,960,109 $– $3,960,109
Municipals Bonds
1
$– $104,279 $– $104,279
Total Assets $11,519,774 $9,148,039 $– $20,667,813
Global High Income Fund
Common Stock
Communications $716,480 $216,065 $– $932,545
Consumer Discretionary $– $174,527 $– $174,527
Energy $422,845 $– $– $422,845
Financials $377,250 $303,238 $– $680,488
Health Care $492,958 $– $– $492,958
Materials $885,880 $204,014 $– $1,089,894
Technology $241,900 $233,732 $– $475,632
Total Common Stock $3,137,313 $1,131,576 $– $4,268,889
Corporate Bonds
1
$– $3,148,870 $– $3,148,870
Government Bonds
1
$– $1,592,307 $– $1,592,307
Municipals Bonds
1
$– $50,024 $– $50,024
Total Assets $3,137,313 $5,922,777 $– $9,060,090
Growth Fund
Common Stock
1
$60,916,853 $– $– $60,916,853
Total Assets $60,916,853 $– $– $60,916,853
International Fund
Common Stock
Communications $537,300 $– $– $537,300
Consumer Discretionary $6,408,976 $1,246,473 $– $7,655,449
Consumer Staples $– $2,568,282 $– $2,568,282
Health Care $9,734,323 $– $– $9,734,323
Industrials $4,018,486 $2,390,087 $– $6,408,573
Materials $5,578,207 $753,776 $– $6,331,983
Technology $19,375,461 $8,490,809 $– $27,866,270
Utilities $– $1,270,424 $– $1,270,424
Total Common Stock $45,652,753 $16,719,851 $– $62,372,604
Total Assets $45,652,753 $16,719,851 $– $62,372,604
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

November 30, 2023
Annual Report
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Investment concentration:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds' in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the fiscal year ended November 30, 2023 , only the Growth, International, and Core Fund participated in ReFlow.
Fees associated with ReFlow are disclosed in the Statements of
Operations.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2020 − 2022) or expected to be taken in the Funds’ 2023 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended
November 30, 2023 , and have no effect on net assets or NAV per share.
These reclassifications were primarily due to redemptions in kind and operating losses
Distributions to shareowners:
For the Sextant Short-Term Bond Fund and Sextant Bond Income
Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month.
For the Sextant Core Fund , Sextant Global High Income Fund ,
Sextant Growth Fund and Sextant International Fund , dividends to shareowners from net investment income, if any, are paid annually, typically by the end of the year. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are
Short-Term Bond
Fund
Bond Income
Fund
Distributable earnings
$458 $3
Paid-in Capital
$(458) $(3)
Core Fund
Global High
Income Fund
Distributable earnings
$(728,625) $(896)
Paid-in Capital
$728,625 $896
Growth Fund International Fund
Distributable earnings
$(1,113,438) $(1,216,988)
Paid-in Capital
$1,113,438 $1,216,988
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
November 30, 2023
Annual Report
55
determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
LIBOR Transition Risks
A Fund may invest in certain debt securities or other financial instruments that utilize the London Interbank Offered Rate
(“LIBOR”) as a benchmark or reference rate for various interest rate calculations. A benchmark or reference rate may be a significant factor in determining the cost of financing to a Fund or an
investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance.
LIBOR was discontinued as a floating rate benchmark after June
30, 2023. It is anticipated that financial instruments, such as certain floating rate bonds, that previously utilize LIBOR have transitioned to using the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of overnight borrowings secured by US Treasury securities. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value of some LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund’s performance or NAV.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the fund.
Recent Accounting Pronouncement:
In December 2020, the SEC adopted a new rule providing a
framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule
2a-5 also defines when market quotations are “readily available”
for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule
2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.
Regulatory Update – Tailored Shareholder Reports for Mutual
Funds and Exchange-Traded Funds (“ETFs”) – Effective January
24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The
rule and form amendments have a compliance date of July 24,
2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Note 3 – Transactions with Affiliated Persons
Under contracts approved annually by the Trust’s Board of Trustees, including those Trustees who are not parties to the contract or
“interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”),
Saturna Capital Corporation (“Saturna Capital”) provides investment advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the adviser a base Investment Advisory and
Administrative Services Fee of 0.50% of average net assets per annum, payable monthly for each of the Funds. In addition, the adviser has agreed to certain limits on other expenses, as described below
Prior to March 31, 2023, the Funds paid the adviser a base
Investment Advisory and Administrative Services Fee of 0.50% of
average net assets per annum, which was subject to adjustment up or down depending on the investment performance of the Fund
relative to a specified index.
For each month in which the Fund’s total investment return
(change in net asset value plus all distributions reinvested)
for the one year period through that month outperformed
or underperformed the total return of a specified index for
that period by 1% or more but less than 2%, the Base Fee was increased or decreased by the annual rate of 0.10% of the
Fund’s average daily net assets for the preceding year.
If the outperformance or underperformance was 2% or more,
then the adjustment ass at the annual rate of 0.20%.
For the fiscal year ended November 30, 2023 , due to the
performance adjustment that was in effect before March 31, 2023 the Advisory Fee amounts charged or reduced in addition to the
Base Fee were as follows:
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

November 30, 2023
Annual Report
Effective March 31, 2023, each Fund pays Saturna Capital an
advisory and administrative fee at an annual rate of 0.50% of average daily net assets of the Fund.
The adviser has undertaken to limit expenses through March 31,
2024 of Sextant Short-Term Bond Fund to 0.60%, Sextant Bond
Income Fund to 0.65% and Sextant Global High Income to 0.75%.
For the year ended November 30, 2023 , the advisory fees incurred were as follows:
1
In accordance with the expense limitation noted above, for the year ended November 30, 2023 , Saturna Capital waived a portion of the advisory fees of the Sextant Short-Term Bond Fund, Sextant Bond
Income Fund, and Sextant Global High Income Fund. The adviser cannot recoup previously waived fees.
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, The Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of 0.25% of the average net assets of the Funds.
On June 2, 2017, 12b-1 fees were terminated for all Funds except
Sextant Growth Investor Shares and Sextant International Investor
Shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal year ended
November 30, 2023 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital, vice president of Saturna Trust Company, and chairman of Saturna Sendirian
Berhad. Ms. Carten is not compensated by the Trust. For the fiscal year ended November 30, 2023 , the Saturna Investment Trust
incurred $70,142 of total expenses for the independent Trustee’s compensation and Trust board meetings. The Sextant Funds
incurred $55,654 of these total expenses.
On November 30, 2023 , the trustees, officers, and their affiliates
(including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal year ended November 30,
2023 , the Funds paid the following compensation expenses for the
Chief Compliance Officer:
Base Fees
Performance
Fee Advisory Fee
600
Short-Term Bond Fund $55,903 $2,003 $57,906
650
Bond Income Fund $47,810 $6,970 $54,780
700
Core Fund $99,411 $9,301 $108,712
750
Global High Income Fund $46,448 $4,603 $51,051
800
Growth Fund $285,971 $23,847 $309,818
850
International Fund $300,232 $39,020 $339,252
Advisory Fees
Advisory Fees
Waived
600
Short-Term Bond Fund $57,906
$(32,659)
650
Bond Income Fund $54,780
$(29,650)
700
Core Fund $108,712
n/a
750
Global High Income Fund $51,051
$(19,916)
800
Growth Fund $309,818
n/a
850
International Fund $339,252
n/a
Distribution (12b-1) fees
600
Short-Term Bond Fund n/a
650
Bond Income Fund n/a
700
Core Fund n/a
750
Global High Income Fund n/a
800
Growth Fund Z Shares ( SGZFX ) n/a
800
Growth Fund Investor Shares ( SSGFX ) $12,198
850
International Fund Z Shares ( SIFZX ) n/a
850
International Fund Investor Shares ( SSIFX ) $87,360
Retirement plan custodial fees
600
Short-Term Bond Fund (STBFX) $3,307
650
Bond Income Fund (SBIFX) $2,734
700
Core Fund (SCORX) $3,576
750
Global High Income Fund (SGHIX) $2,524
1,025
Growth Fund Investor Shares (SSGFX) n/a
1,050
Growth Fund Z Shares (SGZFX) $8,593
1,125
International Fund Investor Shares (SSIFX) $15
1,150
International Fund Z Shares (SIFZX) $5,822
Trustees', officers', and affiliates' ownership
600
Short-Term Bond Fund(STBFX) 47.94%
650
Bond Income Fund(SBIFX) 39.50%
700
Core Fund(SCORX) 32.59%
750
Global High Income Fund(SGHIX) 57.74%
800
Growth Fund(SGZFX and SSGFX) 19.79%
850
International Fund(SIFZX and SSIFX) 30.89%
Chief Compliance Officer
600
Short-Term Bond Fund $2,887
650
Bond Income Fund $2,448
700
Core Fund $4,946
750
Global High Income Fund $2,312
800
Growth Fund $13,918
850
International Fund $13,928
Note 3 – Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)
November 30, 2023
Annual Report
57
Note 4 – Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal year ended
November 30, 2023 , and the year ended November 30, 2022 , were as follows:
Note 5 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at
November 30, 2023 , were as follows:
As of November 30, 2023 , the components of distributable earnings on a tax basis were as follows:
At November 30, 2023 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
Short-Term Bond Fund
November 30,
2023
November 30,
2022
Ordinary Income $221,971 $147,690
Bond Income Fund
November 30,
2023
November 30,
2022
Ordinary Income $279,913 $277,203
Core Fund
November 30,
2023
November 30,
2022
Ordinary Income $250,849 $288,518
Long-term capital gain
1
$31,225 $307,946
Global High Income Fund
November 30,
2023
November 30,
2022
Ordinary Income $305,551 $182,768
Growth Fund
November 30,
2023
November 30,
2022
Ordinary Income $– $1,801,284
Long-term capital gain
1
$1,301,342 $4,078,840
International Fund
November 30,
2023
November 30,
2022
Ordinary Income $– $475,898
Long-term capital gain
1
$– $5,599,189
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Short-Term Bond
Fund
Bond Income
Fund
Cost of investments $10,539,022 $10,304,553
Gross tax unrealized appreciation $3,199 $4,007
Gross tax unrealized depreciation $(315,976) $(1,642,077)
Net tax unrealized depreciation $(312,777) $(1,638,070)
Core Fund
Global High
Income Fund
Cost of investments $17,045,433 $9,644,683
Gross tax unrealized appreciation $4,407,920 $578,859
Gross tax unrealized depreciation $(785,540) $(1,163,452)
Net tax unrealized appreciation
(depreciation) $3,622,380 $(584,593)
Growth Fund
International
Fund
Cost of investments $24,544,422 $31,820,980
Gross tax unrealized appreciation $36,567,372 $30,648,843
Gross tax unrealized depreciation $(194,941) $(97,219)
Net tax unrealized appreciation $36,372,431 $30,551,624
Short-Term Bond Fund
Accumulated capital and other losses $(140,543)
Tax accumulated earnings $(140,543)
Unrealized Depreciation $(312,777)
Total accumulated earnings $(453,320)
Bond Income Fund
Accumulated capital and other losses $(16,324)
Tax accumulated earnings $(16,324)
Unrealized Depreciation $(1,638,070)
Total accumulated earnings $(1,654,394)
Core Fund
Undistributed ordinary income $331,689
Accumulated capital and other losses $(8,009)
Tax accumulated earnings $323,680
Unrealized Appreciation $3,622,380
Other unrealized accumulated losses $(9)
Total accumulated earnings $3,946,051
Global High Income Fund
Undistributed ordinary income $401,917
Accumulated capital and other losses $(15,483)
Tax accumulated earnings $386,434
Unrealized Depreciation $(584,593)
Other unrealized accumulated losses $(23)
Total accumulated earnings $(198,182)
Growth Fund
Accumulated capital and other losses $(252,087)
Tax accumulated earnings $(252,087)
Unrealized Appreciation $36,372,431
Total accumulated earnings $36,120,344
International Fund
Undistributed ordinary income $194,146
Accumulated capital and other losses $(544,256)
Tax accumulated earnings $(350,110)
Unrealized Appreciation $30,551,624
Other unrealized gains $1,985
Total accumulated earnings $30,203,499
Short-Term Bond
Fund
Bond Income
Fund
Short term loss carryforward $47,267 $–
Long term loss carryforward $93,276 $16,324
Total Capital loss carryforward $140,543 $16,324
Core Fund
Global High
Income Fund
Short term loss carryforward $8,009 $–
Long term loss carryforward $– $15,483
Total Capital loss carryforward $8,009 $15,483
Growth Fund International Fund
Short term loss carryforward $252,087 $544,256
Total Capital loss carryforward $252,087 $544,256

Notes To Financial Statements
(continued)

November 30, 2023
Annual Report
Note 6 – Investments
Investment transactions other than short-term investments and redemptions in-kind for the fiscal year ended November 30, 2023 , were as follows:
Redemptions in-kind for the fiscal year ended November 30, 2023 , were as follows:
Note 7 – Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal year ended November 30, 2023 , such reductions were as follows:
Note 8 – Subsequent Events
The Funds declared the payment of a distribution to be paid on
December 21, 2023, to all shareowners of record on December 20,
2023, as follows:
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.
Purchases Sales
600
Short-Term Bond Fund $2,500,019 $3,369,434
650
Bond Income Fund $– $–
700
Core Fund $5,768,221 $2,345,963
750
Global High Income Fund $2,407,411 $700,285
800
Growth Fund $7,114,039 $5,647,754
850
International Fund $12,638,870 $9,216,641
Purchases Sales
700
Core Fund $– $1,087,160
800
Growth Fund $– $1,597,820
850
International Fund $– $1,928,580
Custodian Fee Credits
600
Short-Term Bond Fund $449
650
Bond Income Fund $382
700
Core Fund $829
750
Global High Income Fund $656
800
Growth Fund $2,314
850
International Fund $5,558
Ordinary
Income
Short-Term
Capital Gain
Long-Term
Capital Gain
650
Core $0.25 $–
$–
700
Global High Income $0.433 $–
$–
750
Growth (Z Shares) $0.025 $–
$–
800
International (Investor Shares) $0.075 $–
$–
850
International (Z Shares) $0.12 $–
$–

Report of Independent Registered Public Accounting Firm
November 30, 2023
Annual Report
59
To the Board of Trustees of
Saturna Investment Trust
and the Shareholders of Sextant Mutual Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Sextant Short Term Bond Fund,
Sextant Bond Income Fund, Sextant Core Fund, Sextant Global High Income Fund, Sextant Growth Fund and
Sextant International Fund (the “Funds”), each a series of Saturna Investment Trust, including the schedules of investments, as of November 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1997.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Philadelphia, Pennsylvania
January 29, 2024
Tait, Weller & Baker LLP

Expenses
(unaudited)

November 30, 2023
Annual Report
All mutual funds have operating expenses. As a Sextant Fund
shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund’s gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.
With the Sextant Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. There are no redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
Examples
The following examples are based on an investment of $1,000
invested at the beginning of the period and held for the entire period (December 1, 2022 to November 30, 2023 ).
Actual Expenses
The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.
Hypothetical Example For Comparison Purposes
The second line for each Fund provides information about
hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio (based on the last six months)
and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than
Saturna Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the
Sextant Funds), and charges for extra services such as bank wires.
Please note that the expenses shown in the tables are meant
to highlight your ongoing costs only and do not reflect any
transactional costs, such as sales charges (loads) or exchange fees
(note that the Sextant Funds do not assess any such transactional costs). Therefore, the “Hypothetical” line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.
Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of June 1, 2023, through November 30, 2023 ), multiplied by the average account value over the period, multiplied by 183/365 to reflect the semi-annual period.
Beginning Account Value
[December 1, 2022]
Ending Account Value
[November 30, 2023]
Expenses Paid
During the Period
Annualized Expense
Ratio
600
Short-Term Bond Fund $1,000.00 $1,016.70 $3.03 0.60%
625
Hypothetical (5% return before expenses) $1,000.00 $1,022.06 $3.04 0.60%
650
Bond Income Fund $1,000.00 $987.40 $3.24 0.65%
725
Hypothetical (5% return before expenses) $1,000.00 $1,021.81 $3.29 0.65%
700
Core Fund $1,000.00 $1,037.50 $3.87 0.76%
825
Hypothetical (5% return before expenses) $1,000.00 $1,021.27 $3.83 0.76%
750
Global High Income Fund $1,000.00 $1,034.50 $3.75 0.73%
925
Hypothetical (5% return before expenses) $1,000.00 $1,021.39 $3.72 0.73%
1,125
International Fund Investor Shares $1,000.00 $1,089.20 $5.05 0.96%
1,125
Hypothetical (5% return before expenses) $1,000.00 $1,020.23 $4.88 0.96%
1,150
International Fund Z Shares $1,000.00 $1,091.00 $3.85 0.73%
1,150
Hypothetical (5% return before expenses) $1,000.00 $1,021.39 $3.72 0.73%
1,025
Growth Fund Investor Shares $1,000.00 $1,080.80 $5.02 0.96%
1,025
Hypothetical (5% return before expenses) $1,000.00 $1,020.25 $4.87 0.96%
1,050
Growth Fund Z Shares $1,000.00 $1,082.00 $3.79 0.73%
1,050
Hypothetical (5% return before expenses) $1,000.00 $1,021.43 $3.67 0.73%

(unaudited)
Trustees and Officers
November 30, 2023
Annual Report
61
Name (Age) and Address
Position(s) Held with Trust &
Number of Saturna Fund Portfolios
Overseen
Principal Occupation(s)
during past 5 years, including
Directorships
Other
Directorships held by
Trustee
INDEPENDENT TRUSTEES
Marina E. Adshade, (56)
1300 N. State Street Bellingham,
WA 98225
Independent Trustee (since 2017);
Eight
Professor of Economics,
University of British Columbia,
Vancouver;
Author
None
Ronald H. Fielding, MA, MBA, PhD
(Hon.) (74)
1300 N. State Street Bellingham,
WA 98225
Independent Trustee (since 2009);
Twelve
Director, ICI Mutual Insurance
Company
Amana Mutual Funds
Trust
Gary A. Goldfogel, (65)
1300 N. State Street Bellingham,
WA 98225
Chairman (since 2017);
Independent Trustee (since 1995);
Eight
Medical Examiner (pathologist) None
Jim V. McKinney, (62)
1300 N. State Street Bellingham,
WA 98225
Independent Trustee (since 2017);
Eight
President/CEO, Apple Mountain
LLC, consulting and development;
Former US Army Foreign Area
Officer
None
Sarah E.D. Rothenbuhler, (55)
1300 N. State Street Bellingham,
WA 98225
Independent Trustee (since 2017);
Eight
CEO, Birch Equipment (industrial
rentals and sales)
None
INTERESTED TRUSTEE
Jane K. Carten, MBA (48)
1300 N. State Street Bellingham,
WA 98225
President, Trustee (since 2017);
Eight
President and Director, Saturna
Capital Corporation
Vice President and Director,
Saturna Trust Company
President, Saturna Brokerage
Services
Chairman, Saturna Sendirian
Berhad
None

Trustees and Officers
(continued)
(unaudited)
62
November 30, 2023
Annual Report
Term of Office: each Trustee serves for the lifetime of the Trust or until they die, resign, are removed, or not re-elected by the shareowners. Each officer serves a one-year term subject to annual reappointment by the Trustees.
The Trust’s Statement of Additional Information, available without charge upon request by calling Saturna Capital at 1-800-728-8762 and on the Funds’ website, www.sextantfunds.com, includes
additional information about the Trustees.
On November 30, 2023 , the trustees, officers, and their affiliates
(including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
Name (Age) and Address
Position(s) Held with Trust &
Number of Saturna Fund Portfolios
Overseen
Principal Occupation(s)
during past 5 years, including
Directorships
Other
Directorships held by
Trustee
OFFICERS WHO ARE NOT TRUSTEES
Bryce R. Fegley (48)
1300 N. State Street Bellingham,
WA 98225
Vice President (since 2020); N/A Portfolio Manager and Senior
Investment Analyst, Saturna
Capital
N/A
Christopher R. Fankhauser (51)
1300 N. State Street
Bellingham, WA 98225
Treasurer
~
1
(since 2002); N/A Chief Operations Officer and
Director, Saturna Capital
Corporation;
Vice President and Chief
Operations Officer, Saturna
Brokerage Services;
Director, Vice President, and Chief
Operations Officer, Saturna Trust
Company
N/A
Michael E. Lewis (62)
1300 N. State Street Bellingham,
WA 98225
Chief Compliance Officer
~
1
(since
2012);
N/A
Chief Compliance Officer, Saturna
Capital, Saturna Trust Company,
and Affiliated Funds.
N/A
Jacob A. Stewart (43)
1300 N. State Street Bellingham,
WA 98225
Anti-Money Laundering Officer
~
1
(since 2015); N/A
Anti-Money Laundering Officer,
Saturna Capital Corporation,
Saturna Brokerage Services;
Chief Compliance Officer, Saturna
Brokerage Services
Bank Secrecy Act Officer, Saturna
Trust Company
N/A
Elliot S. Cohen (60)
1300 N. State Street Bellingham,
WA 98225
Secretary (since 2022); N/A Chief Legal Officer, Saturna
Capital Corporation;
Former Associate General
Counsel for Russell Investments
N/A
Trustees', officers', and affiliates' ownership
600
Short-Term Bond Fund(STBFX) 47.94%
650
Bond Income Fund(SBIFX) 39.50%
700
Core Fund(SCORX) 32.59%
750
Global High Income Fund(SGHIX) 57.74%
800
Growth Fund(SGZFX and SSGFX) 19.79%
850
International Fund(SIFZX and SSIFX) 30.89%

Trustees and Officers
(continued)
(unaudited)
November 30, 2023
Annual Report
63
During the year ended November 30, 2023 , the Independent
Trustees were each paid by the Trust: (1) $2,000 annual retainer plus
$1,000 per board meeting attended (in person or by phone), plus reimbursement of travel expenses; (2) $250 for committee meetings;
and (3) $250 per quarter for serving as chairman of the board or any committee.
Mrs. Carten is an Interested Trustee by reason of her positions with the Trust’s adviser (Saturna Capital Corporation) and underwriter
(Saturna Brokerage Services), and is the primary manager of
the Saturna Sustainable Equity Fund portfolio. She is paid by
Saturna Capital a salary, plus a bonus for each month the Saturna
Sustainable Equity Fund portfolio earns a 4 or 5 star rating from
Morningstar (see www.saturna.com). The officers are paid by
Saturna Capital and not the Trust. As of November 30, 2023 , all
Saturna Capital employees listed above as officers owned shares in one or more of the Saturna Investment Trust funds, with Mrs. Carten owning (directly or indirectly) over $1.55 million.
1
Holds the same position with Amana Mutual Funds Trust.

Renewal of Investment Advisory Contract
(unaudited)

November 30, 2023
Annual Report
During their meeting of September 19, 2023, the Trustees of Saturna
Investment Trust, including the Independent Trustees, discussed the renewal of the Investment Advisory and Administrative Agreement
(the “Advisory Agreement”) with the Trust, on behalf of each of the
Sextant Funds, (Short-Term Bond Fund, Bond Income Fund, Core
Fund, Global High Income Fund, Growth Fund, and International
Fund) (the “Funds”) and Saturna Capital.
In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, expenses and fees, the profitability of Saturna Capital, the potential for economies of scale that may be shared with each Fund and its shareowners as each Fund’s assets grow, and any other benefits derived by Saturna
Capital from its relationship with the Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the decision to approve the Advisory Agreement, and each Trustee may have given different weights to different factors, and, thus, each Trustee may have had a different basis for his or her decision.
The Trustees considered Saturna Capital’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the Funds’ portfolio managers and other key personnel at Saturna Capital. The Trustees discussed Saturna Capital’s experience, ability, and commitment to quality service through performing internally such functions as shareowner servicing, administration, accounting, marketing, and distribution — all in addition to investment management.
The Trustees took into consideration Saturna Capital’s continued
avoidance of significant operational and compliance problems, plus its continued investments in infrastructure, information management systems, personnel, training, compliance, and investor education materials, all designed to provide high quality investor services and meet investor needs. They recognized Saturna Capital’s efforts to recruit and retain qualified and experienced staff and improve the capital base on which Saturna Capital operates, which the Trustees believe is important to the long-term success of the
Funds. They considered Saturna Capital’s focus on investors and its efforts to avoid potential conflicts of interest.
The Trustees considered the investment performance of each
Fund over time, including each Fund’s average annual total returns relative to its benchmark for the one-, three-, five-, 10- and 15-
year periods, as applicable, ended July 31, 2023. The Trustees also considered comparative information from Morningstar, which
provides independent analysis of mutual fund data and, among other things, ranks mutual fund performance within categories comprised of similarly managed funds. The Trustees considered and discussed each Fund’s average annual total returns relative to its
Morningstar category average for the one-, three-, five-, 10- and 15-
year periods, as applicable, ended July 31, 2023. The Trustees also considered each Fund’s Morningstar performance rankings (one through five stars) and noted the sustainability ratings assigned to some of the Funds by Morningstar.
The Trustees noted that the short-term performance of the Sextant
International Fund was in the third quartile for its Morningstar category for the one-year period, medium-term performance was in the first quartile for the three- and five-year periods, and long-term performance was in the first and second quartiles for the respective
10- and 15- year periods. The Trustees further noted that the
International Fund had outperformed its benchmark for the five-,
10- and 15- year periods and underperformed the benchmark for the one- and three-year periods.
The Trustees noted that the short-term performance of the Sextant
Growth Fund was in the third quartile for its Morningstar category for the one-year period, medium-term performance was in the third and second quartiles for the respective three- and five-year periods, and long-term performance was in the third and fourth quartiles for the respective 10- and 15- year periods. The Trustees further noted
that the Growth Fund had outperformed its benchmark for the
five-year period and underperformed the benchmark for the one-, three-, 10- and 15- year periods.
The Trustees noted that the short-term performance of the Sextant
Short-Term Bond Fund was in the third quartile for its Morningstar category for the one-year period, medium-term performance was in the third quartile for the three- and five-year periods, and long-term performance was in the third and fourth quartiles for the respective
10- and 15-year periods. The Trustees further noted that Short-Term
Bond Fund had performed roughly in-line with its benchmark for the 10- and 15-year periods.
The Trustees noted that the short-term performance of the Sextant
Bond Income Fund was in the third quartile for its Morningstar category for the one-year period, medium-term performance was in the first and fourth quartiles for the respective three- and five-year periods, and long-term performance was in the fourth quartile for the 10- and 15-year periods. The Trustees further noted that Bond
Income Fund had performed roughly in-line with its benchmark for the 10- and 15- year periods.
The Trustees noted that the short-term performance of the Sextant
Core Fund was in the second quartile for its Morningstar category for the one-year period, medium-term performance was in the third and second quartiles for the respective three- and five-year periods, and long-term performance was in the third and fourth quartiles for the respective 10- and 15-year periods. The Trustees further noted
that the Core Fund had outperformed its benchmark for the one-, three-, and five-year periods, and underperformed the benchmark for the 10- and 15- year periods.
The Trustees noted that the short-term performance of the
Sextant Global High Income Fund was in the second quartile for its Morningstar category for the one-year period, medium-term performance was in the third and fourth quartiles for the respective three- and five-year periods, and long-term performance was in the third quartile for the 10-year period. The Trustees further noted that the Global High Income Fund had underperformed its benchmark for the one-, three-, five and 10-year periods.

Renewal of Investment Advisory Contract
(continued)
(unaudited)
November 30, 2023
Annual Report
65
The Trustees also considered each Fund’s Morningstar performance ranking (one through five stars), noting that the overall Morningstar rating for the Sextant International Fund was four stars, Sextant
Growth, Sextant Core and Sextant Global High Income Funds were each rated three stars, and Sextant Short-Term Bond and Sextant
Bond Income were each rated two stars.
The Trustees noted the generally risk-averse investment style of the
Funds and other factors which can affect each Fund’s performance relative to its broader Morningstar category. The Trustees also noted
certain differences between each Fund and the peer funds within its
Morningstar category, including differences in investment strategies and asset size. The Trustees found that Saturna Capital continued
to manage each Fund in a manner that is designed to be risk
averse and attractive to long-term investors. The Trustees discussed and considered the efforts of Saturna Capital to make additional resources available to assist in managing the Funds. The Trustees also considered Saturna Capital’s focus on improving investment performance without incurring materially higher levels of risk.
The Trustees also considered the performance and expenses of each
Fund as compared to a smaller group of funds compiled by Saturna
Capital with similar investment objectives and strategies. The
Trustees considered these comparative performance and expense data, along with the comparative data published by Morningstar and each Fund’s performance relative to its benchmark, to evaluate each Fund’s performance over near-term and long-term time
periods, as applicable.
The Trustees also reviewed the fees and expenses of each Fund, including comparative data on fees and expenses published
by Morningstar, and considered the components of the Funds’
operating expenses. The Trustees noted the steps that Saturna
Capital has undertaken to maintain competitive levels of Fund operating expenses. They noted the significant sponsorship of the Funds by Saturna Capital evidenced, in part, by certain fees and expenses paid by Saturna Capital out of its own resources.
The Trustees recognized that Saturna Capital’s efforts help make the Funds more widely available and less expensive than would otherwise be the case without Saturna Capital’s efforts.
The Trustees noted that, pursuant to an amendment to the Advisory
Agreement approved by Fund shareowners in January 2023,
effective on March 30, 2023, Saturna Capital had implemented a single advisory and administrative fee rate of 0.50% of each Fund’s average daily net assets and eliminated the prior performance fee adjustment, whereby each Fund’s base advisory and
administrative fee of 0.50% was adjusted 0.10% or 0.20% higher or lower, depending upon how much the Fund outperformed
or underperformed the average 12-month total return of the
funds in its respective Morningstar category (“Performance Fee
Adjustment”). Taking into account the Morningstar information on expenses of peers, and in light of the services provided by Saturna
Capital, the Trustees found each Fund’s advisory fee and expense ratio as compared to the funds in its peer group to be fair given the size of each Fund, the services provided, and the expenses incurred by Saturna Capital.
The Trustees recognized that each Fund remains relatively small and there have not been opportunities to consider economies of scale. The Trustees noted Saturna Capital’s commitment to continue operating the Funds and the costs undertaken by Saturna Capital, well as Saturna Capital’s use of its resources to reinvest in the firm to enhance the services provided to the Funds.
The Trustees reviewed Saturna Capital’s financial information and discussed the issue of Saturna Capital’s profitability, or lack thereof, as related to management and administration of the Trust. They discussed the reasonableness of Saturna Capital’s profitability as part of their evaluation of whether each Fund’s advisory and administrative fees bear a reasonable relationship to the mix of services provided by Saturna Capital, including the nature, extent, and quality of such services. The Trustees noted that, due to the elimination of the Performance Fee Adjustment, profitability was no longer directly affected by investment performance relative to the average 12-month total return of the funds in a Fund’s Morningstar category.
The Trustees considered and compared the fees charged by Saturna
Capital to other types of accounts, including non-mutual fund advisory clients. The Trustees noted the differences between the full range of services Saturna Capital provides to the Funds, including investment advisory and administrative services, transfer agency services, and other services, as compared to the investment advisory services provided to the other advisory accounts.
The Trustees considered potential benefits to Saturna Capital’s other business lines from acting as investment adviser to the Funds, but also recognized that Saturna Capital’s other business lines also potentially benefit the Funds. The Trustees also noted that there were no soft dollar arrangements with respect to trading in the
Funds’ portfolios. The Trustees considered whether there are other potential benefits to Saturna Capital in continuing to manage the
Funds, and the Trustees found that there were no material benefits other than Saturna Capital’s receipt of advisory and administrative fees and the fact that Saturna Brokerage Services, a wholly owned subsidiary of Saturna Capital, receives distribution and shareowner services fees under Rule 12b- 1, which it would not otherwise receive if Saturna Capital did not serve as the investment manager for the Funds. The Trustees also noted that Saturna Brokerage
Services voluntarily waives brokerage commissions for executing
Fund portfolio transactions, resulting in lower transaction costs.
The Trustees concluded based on their business judgement that the fees paid by each Fund to Saturna Capital were, from an arm’s length bargaining perspective, reasonable and in the best interest of the Fund and its shareowners in light of the services provided, comparative performance, expense and advisory and administrative fee information, costs of services provided, profits to be realized, and benefits derived or to be derived by Saturna Capital from its relationship with the Fund. Following this discussion, the Trustees, including the Independent Trustees, unanimously agreed to renew each Fund’s Advisory Agreement with Saturna Capital.

November 30, 2023
Annual Report
Availability of Quarterly Portfolio Information
(1) The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and at www.sextantfunds.com.
(3) The Funds posts a complete schedule of portfolio holdings after the end of each month, available to investors at www.
sextantfunds.com.
Availability of Proxy Voting Information
(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna
Capital at 1-800-728-8762; (b) on the Funds’ website at www.
sextantfunds.com; and (c) on the SEC’s website at www.sec.gov.
(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds’
website at www.sextantfunds.com; and (c) on the SEC’s website at www.sec. gov.
Householding Policy
To reduce expenses, we may mail only one copy of the Funds’
prospectus, each annual and semi-annual report, and proxy
statements when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-800-728-8762 or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA
98227. We will begin sending you individual copies 30 days after receiving your request.
If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800-728-8762 or write to us at
Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA
98227. We will begin sending you a single copy with subsequent report mailings.
Statement Regarding Liquidity Risk
Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity
Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareowners.
Pursuant to the Liquidity Rule, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by Saturna Capital’s Liquidity Risk Committee, and the
Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.
At a meeting of the Board held on December 14, 2023, the Trustees received a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation. It was reported to the Board that the assessment found that the Program was adequately designed and effective in achieving its objectives.
Further, that review of the Program’s implementation evidenced substantial compliance with relevant policies and procedures.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports and other information; or as
required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

Performance Summary
(unaudited)
2
November 30, 2023
Annual Report
As of November 30, 2023
As of December 31 , 2023
Performance data quoted in this report represents past
performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-800-728-8762 or visiting www.saturnasustainable.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.
A note about risk: Please see the Notes to Financial Statements beginning on page 22 for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' prospectus or each Fund's summary prospectus.
The Saturna Sustainable Funds limit the securities they purchase to those consistent with sustainable principles. This limits opportunities and may affect performance.
1
By regulation, expense ratios shown in these tables are as stated
in the Funds’ most recent Prospectus, dated March 31, 2023, and incorporate results for the fiscal year ended November 30, 2022. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds’ most recent fiscal period. Saturna Capital, the Funds’ adviser, has agreed to limit actual expenses of the Sustainable Equity Fund at 0.75% and actual expenses of the Sustainable Bond Fund at 0.65% through March 31,
2024.
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
1,225
Sustainable Equity ( SEEFX ) 10.18% 1.01% 8.71% n/a n/a 0.75%
1,325
Sustainable Bond ( SEBFX ) 3.55% -2.19% 1.13% n/a n/a 0.65%
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
1,225
Sustainable Equity ( SEEFX ) 18.81% 1.30% 11.11% n/a n/a 0.75%
1,325
Sustainable Bond ( SEBFX ) 6.94% -1.36% 1.88% n/a n/a 0.65%
Please consider an investment’s objectives, risks, charges, and expenses carefully before investing. To obtain this and other important information about the Saturna Sustainable Funds in a prospectus or summary prospectus, ask your financial adviser, visit www.saturnasustainable.com, or call toll-free 1-800-728-8762. Please read the prospectus or summary prospectus carefully before investing.

Fellow Shareowners:
January 19, 2024
(unaudited)
November 30, 2023
Annual Report
3
Last year we noted the rarity of consecutive down years for major market indices and the unbroken post-World War II streak of positive returns in the year following midterm elections. While difficult to explain, the two curiosities provided some hope for a year in which many expected a recession following a series of aggressive Federal Reserve rate hikes. As readers well know, 2023 did not feature a recession. Indeed, third quarter gross domestic product (GDP) growth hit a stunning 4.9% with a bit above 2% expected for the full year. Meanwhile, the stock market kept its post-midterm election streak alive for the
20th consecutive time.
For the fiscal year ended November 30, 2023, the S&P Global 1200 Index rose 12.88% and the Dow Jones Moderate Portfolio Index gained 4.93%. Fixed income markets, in contrast to equities, were plagued by recalcitrant inflation and regular Fed hikes throughout the year, with the FTSE USBIG Index rising 1.14% and the Bloomberg US Aggregate Index gaining
1.18%. The shorter duration Bloomberg US Aggregate 1-3 Year Index returned 3.61%.
While equity returns were impressive, we would be remiss in not pointing out the tremendous concentration of performance in a handful of stocks that came to be known as “The Magnificent Seven.” With apologies to filmmaker Akira Kurosawa, Apple, Microsoft,
Alphabet, Amazon, Tesla, Facebook, and Nvidia drove most of the market returns during the year with artificial intelligence (AI) being a key driver. We do not dispute the potentially transformative effect of generative AI on productivity, but do see a degree of exuberance that may not continue.
In an environment of favorable equity returns, led by a concentration of large Technology giants and languishing fixed income markets, the Sustainable Funds delivered admirably.
The Saturna Sustainable Equity Fund rose 10.18% for the fiscal year, versus the Morningstar
Global Large-Stock Blend category which rose 9.07%. The Saturna Sustainable Bond Fund returned 3.55% for the fiscal year ended November 30, 2023, versus Morningstar Global
Bond, which rose 2.82% for the same period.
The Sustainable Bond Fund’s outperformance relative to the benchmark can be attributed, in part, to its non-US dollar-denominated exposures, particularly to those in Latin and South
America. For the trailing 12-month period ended November 30, 2023, the Columbian peso appreciated 19.79% relative to the US dollar, followed by the Mexican peso appreciating
10.84% and the Brazilian real appreciating 5.51%.
Going Forward
Unlike the Midterm Effect, we have no similar track record of performance – positive or negative – during presidential election years. We are encouraged by the resilience of the
US economy in the face of significantly higher interest rates. At the same time, company earnings seem to have bottomed and analysts anticipate better growth in the coming year.
The appearance of attractive savings rates brought billions of dollars into money market funds; money that could easily be redeployed to the stock market if inflation were to hit the
2% mark and the Fed gain comfort in easing rates. Perhaps we are being premature, and the effects of higher rates have yet to be felt. However, inflation has moderated, Christmas spending was positive (if not ebullient), and one of the rarest of all creatures, the soft landing, appears to be within sight.

(unaudited)
4
November 30, 2023
Annual Report
Thank you for investing with us. Please read this report
and let us know how we can be of assistance to you in
your quest for responsible investment choices.
Respectfully,
Jane Carten MBA, Dr. Gary Goldfogel,
President Independent Board Chairman

November 30, 2023
Annual Report
5
Morningstar Rating
(as of December 31, 2023)
(unaudited)
The Morningstar Sustainability Rating and the Morningstar Portfolio
Sustainability Score are not based on fund performance and are not equivalent to the Morningstar Rating ("Star Rating").
© 2024 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of December 31, 2023 . The
Morningstar Rating
™
for funds, or "star rating", is calculated for managed
products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts)
with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5%
receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
B
Morningstar Sustainability Ratings are as of November 30, 2023 . The
Morningstar Sustainability Rating
™
is intended to measure how well the issuing
companies of the securities within a fund’s portfolio are managing their environmental, social, and governance (“ESG”) risks and opportunities relative to the fund’s Morningstar category peers. The Morningstar Sustainability
Rating calculation is a two-step process. First, each fund with at least 50%
of assets covered by a company-level ESG score from Sustainalytics receives a Morningstar Portfolio Sustainability Score
™
. The Morningstar Portfolio
Sustainability Score is an asset-weighted average of normalized company-level
ESG scores with deductions made for controversial incidents by the issuing companies, such as environmental accidents, fraud, or discriminatory behavior.
The Morningstar Sustainability Rating is then assigned to all scored funds within Morningstar Categories in which at least ten (10) funds receive a Portfolio
Sustainability Score and is determined by each fund's rank within the following distribution: High (highest 10%), Above Average (next 22.5%), Average (next
35%), Below Average (next 22.5%), and Low (lowest 10%). The Morningstar
Sustainability Rating is depicted by globe icons where High equals 5 globes and
Low equals 1 globe.
A Sustainability Rating is assigned to any fund that has more than half of its underlying assets rated by Sustainalytics and is within a Morningstar Category with at least 10 scored funds; therefore, the rating is not limited to funds with explicit sustainable or responsible investment mandates. Morningstar updates its Sustainability
Ratings monthly. Portfolios receive a Morningstar Portfolio Sustainability Score and
Sustainability Rating one month and six business days after their reported as-of date based on the most recent portfolio. As part of the evaluation process, Morningstar uses
Sustainalytics’ ESG scores from the same month as the portfolio as-of date.
Saturna Sustainable Equity Fund was rated on 99% of assets under management.
Saturna Sustainable Bond Fund was rated on 91% of assets under management.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
The Funds’ portfolios are actively managed and are subject to change, which may result in different Morningstar Sustainability Ratings over time.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year Overall Sustainability Rating™
B
Saturna Sustainable Equity Fund – “Global Large-Stock Blend” Category
SEEFX n/a
  
% Rank in Category 54 93 44 93 4
Number of Funds in Category 359 339 300 339 8,155
Saturna Sustainable Bond Fund – “Global Bond” Category
SEBFX n/a
  
% Rank in Category 38 16 13 16 8
Number of Funds in Category 190 185 165 185 2,155

Sustainable Equity Fund:
Performance Summary
(unaudited)
6
November 30, 2023
Annual Report
Average Annual Returns (as of November 30, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 27, 2015, to an identical amount invested in the Standard
& Poor’s Global 1200 Index, a global stock market index covering nearly 70% of the world’s equity markets. The graph shows that an investment the Fund would have risen to $17,765 versus $21,201 in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the Sustainable Equity Fund is capital appreciation.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sustainable Equity
2
10.18% 8.71% n/a 0.93%
S&P Global 1200 Index
12.88% 10.34% n/a n/a
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 31, 2023, and incorporates results for the fiscal year ended November 30, 2022, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.75%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.
2
Sustainable Equity of the Sustainable Equity Fund began operations March 27, 2015.
Novo Nordisk ADR 4.9%
Wolters Kluwer 3.2%
Nintendo ADR 3.1%
Schneider Electric ADR 3.0%
Adobe 2.9%
CGI Group Class A 2.9%
Legrand 2.8%
Apple 2.7%
Assa Abloy ADR 2.7%
Microsoft 2.6%

November 30, 2023
Annual Report
7
Discussion of Fund Performance
Unaudited
Sustainable Equity Fund
Fiscal Year 2023
For the fiscal year ended November 30, 2023, the Saturna Sustainable Equity Fund rose 10.18%. The S&P Global 1200 Index rose 12.88% for the same time, while the Morningstar Global Large-Stock Blend category was up 7.96%.
Factors Affecting Past Performance
The widely anticipated recession we predicted last year never materialized. Overall, this was beneficial to fund performance, although our cautious management did mean some powder was left dry throughout the year. In November, many central banks – including the US Federal
Reserve, European Central Bank, and the Bank of England – paused interest rate rises, stemming from concerns investors fostered over the period.
Novo Nordisk was the top contributor to the Saturna Sustainable Equity Fund for the second consecutive fiscal year. Ozempic and Wegovy were big winners for the drug manufacturer, and the demand for weight loss drug therapy doesn’t seem to be ebbing. The second largest contributor was Adobe. We believe that Adobe will hold its market leading position, especially considering the new technologies the company introduced recently, like the Firefly AI image generator. Microsoft was the third largest contributor to the portfolio this year, and we still like its prospects based on Azure, the large investment Microsoft made in OpenAI, and gaming options becoming available now that the long-awaited purchase of Activision is closed.
The biggest detractor to the Saturna Sustainable Equity Fund this year was Pfizer. As the pandemic wound down, Pfizer struggled with plummeting demand for vaccines and Paxlovid. We have since exited the position in favor of other pharmaceutical companies such as Eli Lilly.
Chemical giant Johnson Matthey also proved disappointing this year, and we have sold the name from the portfolio. Finally, the third largest detractor was once again US-based PayPal, which we are keeping. We hold our conviction that there is plenty of room for the payments giant to grow.
Looking Forward
Interest rates and inflation stabilized toward the end of 2023, allowing for general optimism regarding economic markets. We see geopolitical concerns and unrest as the greatest threats to equities in the coming year. We have increased our US position closer to the 40% maximum allowed by our prospectus as a defensive position against geopolitical instability. Regardless of country, we continue to purchase solid companies aligned with our values and investment fundamentals and sell those whose ethos or financials no longer adhere.

Schedule of Investments
As of November 30, 2023
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
8
November 30, 2023
Annual Report
Continued on next page.
Common Stock - 94.1% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Home Products Stores
Home Depot 1,500 $ 279,738 $ 470,235 United States 2.2%
Lowe's 2,400 326,722 477,192 United States 2.2%
Tractor Supply 2,500 453,570 507,525 United States 2.4%
1,060,030 1,454,952 6.8%
Other Commercial Services
Ecolab 1,500 237,915 287,595 United States 1.4%
Restaurants
Starbucks 3,213 237,202 319,051 United States 1.5%
Specialty Apparel Stores
Lululemon Athletica
2
750 233,377 335,100 United States 1.6%
TJX Companies 5,000 238,192 440,550 United States 2.0%
471,569 775,650 3.6%
2,006,716 2,837,248 13.3%
Consumer Staples
Household Products
Haleon ADR
2
11,500 84,284 98,440 United Kingdom 0.4%
Kenvue 4,289 84,901 87,667 United States 0.4%
L'Oreal ADR 5,400 297,824 508,032 France 2.4%
Reckitt Benckiser Group ADR 16,700 280,226 227,454 United Kingdom 1.1%
Unicharm ADR 40,500 326,015 257,175 Japan 1.2%
Unilever ADR 6,600 340,612 314,820 United Kingdom 1.5%
1,413,862 1,493,588 7.0%
Packaged Food
Danone ADR 31,200 422,528 403,104 France 1.9%
1,836,390 1,896,692 8.9%
Energy
Renewable Energy Equipment
Vestas Wind Systems 11,000 199,477 304,847 Denmark 1.4%
Financials
Consumer Finance
Mastercard, Class A 860 171,375 355,894 United States 1.7%
Paypal 2,900 674,351 167,069 United States 0.8%
845,726 522,963 2.5%
Life Insurance
Aviva ADR 45,600 416,983 489,288 United Kingdom 2.3%
P&C Insurance
Chubb 2,000 287,787 458,860 Switzerland 2.1%
1,550,496 1,471,111 6.9%
Health Care
Biotech
BioNTech SE 800 125,058 80,328 Germany 0.4%
Large Pharma
GlaxoSmithKline ADR 9,200 369,834 331,108 United Kingdom 1.5%
Johnson & Johnson 1,766 280,739 273,130 United States 1.3%
Novartis ADR 4,300 374,482 420,970 Switzerland 2.0%
Novo Nordisk ADR 10,200 324,489 1,038,768 Denmark 4.9%
Pfizer 8,000 290,709 243,760 United States 1.1%

Schedule of Investments
As of November 30, 2023
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
9
Continued on next page.
Common Stock - 94.1% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Health Care (continued)
Large Pharma (continued)
Roche Holding ADR 9,000 $ 406,003 $ 303,210 Switzerland 1.4%
Sandoz Group AG-ADR
2
860 20,210 24,549 Switzerland 0.1%
2,066,466 2,635,495 12.3%
2,191,524 2,715,823 12.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy ADR 44,500 515,234 568,265 Sweden 2.7%
Legrand 6,200 520,793 599,409 France 2.8%
1,036,027 1,167,674 5.5%
Electrical Components
TE Connectivity 3,200 356,052 419,200 Switzerland 2.0%
Electrical Power Equipment
Schneider Electric ADR 17,100 424,554 628,938 France 2.9%
Siemens ADR 5,300 361,107 445,200 Germany 2.1%
785,661 1,074,138 5.0%
Industrial Distribution & Rental
Ferguson 1,300 204,293 222,742 United States 1.0%
2,382,033 2,883,754 13.5%
Materials
Agricultural Chemicals
Corteva 3,000 180,770 135,600 United States 0.6%
Specialty Chemicals
DSM Koninklijke
3
1,928 255,228 158,467 Netherlands 0.8%
Johnson Matthey 21,031 690,073 413,325 United Kingdom 1.9%
Novozymes ADR 6,550 329,752 339,945 Denmark 1.6%
1,275,053 911,737 4.3%
1,455,823 1,047,337 4.9%
Technology
Application Software
Adobe
2
1,000 108,410 611,010 United States 2.9%
Dassault Systemes ADR 7,530 119,029 352,554 France 1.7%
227,439 963,564 4.6%
Communications Equipment
Apple 3,028 83,313 575,169 United States 2.7%
Consumer Electronics
Nintendo ADR 56,625 633,296 658,549 Japan 3.1%
Sony ADR 4,000 261,557 343,800 Japan 1.6%
894,853 1,002,349 4.7%
Electronics Components
Murata Manufacturing 12,000 203,199 233,857 Japan 1.1%
Information Services
Wolters Kluwer 5,000 371,604 690,356 Netherlands 3.2%
Infrastructure Software
Microsoft 1,438 62,724 544,872 United States 2.6%
ServiceNow
2
650 392,951 445,731 United States 2.1%
455,675 990,603 4.7%
IT Services
Accenture, Class A 1,600 275,166 533,024 Ireland 2.5%

Schedule of Investments
As of November 30, 2023
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
10
November 30, 2023
Annual Report
3
The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year.
Common Stock - 94.1% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Technology (continued)
IT Services (continued)
CGI Group Class A
2
6,000 $ 421,997 $ 610,059 Canada 2.9%
697,163 1,143,083 5.4%
Semiconductor Devices
NVIDIA 500 235,000 233,850 United States 1.1%
NXP Semiconductors 1,800 179,525 367,344 Netherlands 1.7%
STMicroelectronics ADR 3,900 136,216 185,016 Switzerland 0.9%
550,741 786,210 3.7%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 5,325 406,031 518,176 Taiwan 2.4%
3,890,018 6,903,367 32.5%
Total investments $15,512,477 $20,060,179 94.1%
Other assets (net of liabilities) 1,257,102 5.9%
Total net assets $21,317,281 100.0%
1
Country of domicile unless otherwise indicated
2
Non-income producing
ADR: American Depositary Receipt

Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
11
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2023
Assets
Investments in securities, at value
(Cost $15,512,477) $ 20,060,179
Cash 1,235,004
Dividends receivable 48,316
Prepaid expenses 1,566
Receivable for Fund shares sold 660
Total assets 21,345,725
Liabilities
Accrued audit expenses 12,499
Accrued advisory fees 9,615
Accrued retirement plan custody fee 2,239
Payable for Fund shares redeemed 1,978
Accrued trustee expenses 463
Accrued Chief Compliance Officer expenses 395
Accrued legal expenses 60
Accrued other operating expenses 1,195
Total liabilities 28,444
Net assets $21,317,281
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $17,183,380
Total distributable earnings 4,133,901
Net assets applicable to Fund shares outstanding $21,317,281
Fund shares outstanding 1,260,324
Net asset value, offering, and redemption price per
share $16.91
Year ended November 30, 2023
Investment income
Dividend Income (Net of foreign tax of $42,666) $ 371,206
Total investment income 371,206
Expenses
Investment advisory fees 130,596
Filing and registration fees 24,438
Audit fees 12,313
Trustee fees 6,883
Legal fees 5,696
Chief Compliance Officer expenses 5,084
Retirement plan custodial fees 2,806
Custodian fees 1,493
Other operating expenses 4,748
Total gross expenses 194,057
Less advisory fees waived (41,877)
Less custodian fee credits (1,493)
Net expenses 150,687
Net investment income $220,519
Net realized loss from investments and foreign
currency $(449,805)
Net Increase in unrealized appreciation on investments
and foreign currency 2,164,681
Net gain on investments 1,714,876
Net increase in net assets resulting from operations $1,935,395

Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
12
November 30, 2023
Annual Report
Statements of Changes in Net Assets
Year ended November 30,
2023
Year ended November 30,
2022
Increase (Decrease) in net assets from operations
From operations
Net investment income $220,519 $178,066
Net realized gain (loss) on investments and foreign currency (449,805) 147,255
Net increase (decrease) in unrealized appreciation on investments and foreign currency 2,164,681 (4,324,755)
Net increase (decrease) in net assets 1,935,395 (3,999,434)
Distributions to shareowners from
Net dividend and distribution to shareholders (177,042) (164,336)
Capital share transactions
Proceeds from the sale of shares 2,443,907 2,792,479
Value of shares issued in reinvestment of dividends and distributions 176,949 163,667
Cost of shares redeemed (2,844,207) (4,385,092)
Total capital shares transactions (223,351) (1,428,946)
Total increase (decrease) in net assets 1,535,002 (5,592,716)
Net assets
Beginning of year 19,782,279 25,374,995
End of year $21,317,281 $19,782,279
Shares of the Fund sold and redeemed
Sustainable Equity (SEEFX)
Number of shares sold 151,731 168,148
Number of shares issued in reinvestment of dividends and distributions 11,688 8,692
Number of shares redeemed (180,213) (267,640)
Net decrease in number of shares outstanding (16,794) (90,800)
– –

Sustainable Equity Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
13
tin
Sustainable Equity (SEEFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $15.49 $18.55 $16.72 $13.58 $11.51
Income from investment operations
Net investment income 0.17 0.14 0.13 0.10 0.09
Net gains (losses) on securities (both realized and unrealized) 1.39 (3.08) 1.76 3.11 2.08
Total from investment operations 1.56 (2.94) 1.89 3.21 2.17
Less distributions
Dividends (from net investment income) (0.14) (0.12) (0.06) (0.07) (0.10)
Total distributions (0.14) (0.12) (0.06) (0.07) (0.10)
Net asset value at end of year $16.91 $15.49 $18.55 $16.72 $13.58
Total Return 10.18% (15.96)% 11.32% 23.74% 19.04%
Ratios / supplemental data
Net assets ($000), end of year $21,317 $19,782 $25,375 $16,834 $8,185
Ratio of expenses to average net assets
Before advisory fees waiver and custodian fee credits 0.97% 0.93% 0.85% 0.78% 1.81%
After advisory fees waiver 0.76% 0.76% 0.76% 0.75% 0.78%
After  advisory fees waiver and custodian fee credits 0.75% 0.75% 0.75% 0.73% 0.75%
Ratio of net investment income after advisory fee waivers and custodian fee credits  to average net assets 1.10% 0.84% 0.71% 0.61% 0.80%
Portfolio turnover rate 3% 9% 8% 13% 13%

Sustainable Bond Fund:
Performance Summary
(unaudited)
14
November 30, 2023
Annual Report
Average Annual Returns (as of November 30, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will
(1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5)
provide a wide range of services. The graph compares $10,000 invested in the
Fund on March 27, 2015, to an identical amount invested in the FTSE WorldBIG
Bond Index, a multi-asset, multi-currency benchmark, which provides a broad-
based measure of the global fixed-income markets. The graph shows that an investment in the Fund would have risen to $10,889 versus $10,018 in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objectives of the Sustainable Bond Fund are current income and capital preservation.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sustainable Bond
2
3.55% 1.13% n/a 0.74%
FTSE WorldBIG Bond Index
2.07% -0.91% n/a n/a
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 31, 2023, and incorporates results for the fiscal year ended November 30, 2022, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.65%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.
2
Sustainable Bond of the Sustainable Bond Fund began operations March 27, 2015.
Asian Development Bank (6.000% due 02/5/2026) 4.9%
Canadian Imperial Bank (4.375% due 10/28/2080) 4.9%
Inter-American Devel BK (7.500% due 12/5/2024) 4.7%
United States Cash Management Bill (0.000% due
12/7/2023) 4.2%
MAF Global Securities (7.875% due PERP) 4.1%
Munich RE (1.000% due 05/26/2042) 3.9%
Int'l Bk Recon & Develop (5.000% due 10/7/2026) 3.6%
Nokia OYJ (2.375% due 05/15/2025) 3.6%
Koninklijke Philips (7.125% due 05/15/2025) 3.4%
First Abu Dhabi Bank PJSC (5.125% due 10/13/2027) 3.4%

November 30, 2023
Annual Report
15
Discussion of Fund Performance
(unaudited)
Sustainable Bond Fund
Fiscal Year 2023
For the fiscal year ended November 30, 2023, the Saturna Sustainable Bond Fund produced a total return of 3.55%, ahead of the FTSE
WorldBIG Index, which returned 2.07%. For the five-year period ended November 30, 2023, the Fund had an annualized total return of 1.13%, while the Index returned -0.91%. The Fund had an effective duration (price sensitivity to changes in interest rates) of 3.19 years, shorter than the effective duration of the Index at 6.63 years. The reason the Fund outperformed the Index was primarily due to the Fund’s shorter duration.
Factors Affecting Past Performance
The close of fiscal 2023 demonstrated market volatility caused by pervasive high inflation, 11 rate hikes from the Federal Reserve since March of 2022, and ever-increasing debts and deficits among world economies. The Treasury curve shifted up over the year, especially in the long end and short end. From November 30, 2022, to November 30, 2023, the 30-year Treasury shifted up 75 basis points (bps) to a 4.49% yield, and the two-month Treasury shifted up 130 bps to 5.39%. Long bonds with more sensitivity to interest rate movements generally saw lower returns, with the highest returns seen in bonds with maturities between one and three years.
The Saturna Sustainable Bond Fund was positioned very defensively going into fiscal 2023 due to expected volatility. The Fund maintained a short duration relative to the FTSE WorldBIG Index, and an underweight to bonds with maturities outside of 10 years. The Fund had 9.84%
of the portfolio in bonds longer than 10 years, while the Index had over 21% exposure to such bonds. Additionally, the Fund maintained an allocation of over 46% of the portfolio to bonds with maturities between one and three years, and the Index only allocated 23% of its holdings to such bonds. Those maturities drove Fund performance for the fiscal year.
At fiscal year-end, the Sustainable Bond Fund held 41.31% of its portfolio in foreign currencies. Compared to the benchmark, the Fund had an overweight to Mexican peso-denominated bonds, with a 7.69% exposure. This enabled the Fund to benefit from the peso’s nearly 11%
appreciation relative to the US dollar.
Looking Forward
In 2024, there may be continued volatility in yields and the Treasury curve, driven by Fed policy changes or unexpected high inflation. We defensively positioned the portfolio to withstand anticipated yield curve changes, currency movements, and inflationary pressures. Our goal has always been to choose good companies and invest through cycles.

Schedule of Investments
As of November 30, 2023
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
16
November 30, 2023
Annual Report
Continued on next page.
Corporate Bonds - 62.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Italia
2
5.303% due 05/30/2024 $ 500,000 $ 496,023 Italy 1.7%
Consumer Discretionary
Starbucks 2.450% due 06/15/2026 1,000,000 938,545 United States 3.2%
Consumer Staples
Coty
3
4.750% due 04/15/2026 EUR 750,000 808,207 United States 2.7%
Coty
2
5.000% due 04/15/2026 131,000 127,906 United States 0.4%
MAF Global Securities
3,4,5
7.875% due PERP 1,200,000 1,191,240 United Arab Emirates 4.1%
2,127,353 7.2%
Financials
Aust & NZ Banking Group
2
4.500% due 03/19/2024 500,000 497,458 Australia 1.7%
AXA
3,6
5.125% due 01/17/2027 750,000 719,085 France 2.4%
Bank of Montreal 3.300% due 02/05/2024 500,000 497,731 Canada 1.7%
Canadian Imperial Bank
7
4.375% due 10/28/2080 CAD 2,100,000 1,432,948 Canada 4.9%
Commonwealth Bank Australia (Quarterly
BBSW plus 0.41%)
8
4.731% due 12/23/2026 AUD 850,000 555,294 Australia 1.9%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 501,990 Korea 1.7%
First Abu Dhabi Bank PJSC
3
5.125% due 10/13/2027 1,000,000 992,802 United Arab Emirates 3.4%
MAF Sukuk
3
4.638% due 05/14/2029 800,000 756,085 United Arab Emirates 2.6%
Munich RE
3,9
1.000% due 05/26/2042 EUR 1,400,000 1,148,354 Germany 3.9%
Prologis 1.250% due 10/15/2030 500,000 385,517 United States 1.3%
State Street (Quarterly US LIBOR plus 100)
8
6.552% due 06/15/2047 250,000 202,417 United States 0.7%
Toronto-Dominion Bank
3
1.128% due 12/09/2025 CAD 500,000 341,927 Canada 1.1%
Women's Livelihood Bond Asset II B
2
3.950% due 12/10/2024 600,000 570,595 Singapore 1.9%
Women's Livelihood Bond Asset II C
2
3.900% due 12/23/2025 500,000 462,114 Singapore 1.6%
9,064,317 30.8%
Health Care
Koninklijke Philips 7.125% due 05/15/2025 1,000,000 1,011,756 Netherlands 3.4%
Novartis Capital 3.000% due 11/20/2025 250,000 241,203 Switzerland 0.8%
Roche
2
2.625% due 05/15/2026 200,000 189,731 Switzerland 0.7%
1,442,690 4.9%
Industrials
Odfjell SE (Quarterly NIBOR plus 5.75%)
3,8
10.260% due 01/21/2025 NOK 6,000,000 573,940 Norway 1.9%
Materials
Stora Enso OYJ
3
7.250% due 04/15/2036 300,000 309,826 Finland 1.1%
Stora Enso OYJ
2
7.250% due 04/15/2036 200,000 206,551 Finland 0.7%
516,377 1.8%
Technology
Koninklijke KPN 8.375% due 10/01/2030 250,000 286,155 Netherlands 1.0%
Microsoft 5.300% due 02/08/2041 500,000 532,204 United States 1.8%
Nokia OYJ
3
2.375% due 05/15/2025 EUR 1,000,000 1,061,385 Finland 3.6%
RELX 4.000% due 03/18/2029 400,000 381,683 United Kingdom 1.3%
2,261,427 7.7%
Utilities
Tabreed Sukuk
3
5.500% due 10/31/2025 250,000 248,725 United Arab Emirates 0.8%
United Utilities 6.875% due 08/15/2028 800,000 851,336 United Kingdom 2.9%
1,100,061 3.7%
Total Corporate Bonds (Cost $19,400,538) $18,520,733 62.9%

Schedule of Investments
As of November 30, 2023
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
17
Continued on next page.
Government Bonds - 31.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government Bonds
Asian Development Bank 6.000% due 02/05/2026 BRL $ 7,500,000 $ 1,434,814 Philippines 4.9%
European Bk Recon & Dev 5.000% due 01/27/2025 BRL 2,000,000 388,253 United Kingdom 1.3%
Inter-American Devel BK 7.500% due 12/05/2024 MXN 25,000,000 1,391,168 United States 4.7%
Int'l Bk Recon & Develop 4.250% due 01/22/2026 MXN 15,000,000 765,610 Germany 2.6%
Int'l Bk Recon & Develop 5.000% due 10/07/2026 COP 4,950,000,000 1,065,929 United States 3.6%
Ontario 2.650% due 02/05/2025 CAD 500,000 360,151 Canada 1.2%
Perusahaan Penerbit SBSN
3
3.550% due 06/09/2051 500,000 361,842 Indonesia 1.2%
Republic of Chile 4.340% due 03/07/2042 500,000 421,883 Chile 1.5%
United Kingdom Gilt
3
0.875% due 07/31/2033 GBP 750,000 698,471 United Kingdom 2.4%
6,888,121 23.4%
Government Sponsored
Federal Home Loan Bank 1.650% due 10/06/2031 500,000 396,332 United States 1.4%
United States Cash Management Bills
United States Cash Management Bill –% due 12/07/2023 1,250,000 1,248,901 United States 4.2%
United States Treasury Notes
United States Treasury Note 3.250% due 05/15/2042 750,000 613,799 United States 2.1%
Total Government Bonds (Cost $9,334,077) $9,147,153 31.1%
Municipals Bonds - 0.8% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financial Services
New York City NY Hsg Dev Corp
8,10
1.880% due 05/01/2062 250,000 250,000 United States 0.8%
Total Municipals Bonds (Cost $250,000) $250,000 0.8%
Total investments (Cost $28,984,615) $27,917,886 94.8%
Other assets (net of liabilities) 1,537,439 5.2%
Total net assets $29,455,325 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At November 30, 2023, the aggregate value of these securities was $2,550,378 representing 8.7% of total net assets.
3
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2023, the aggregate value of these securities was $9,211,889 representing 31.2% of total net assets.
4
Security is perpetual in nature with no stated maturity date.
5
Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
6
AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027. The interest rate represents the rate in effect at November 30, 2023.
7
Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 10/28/2025. The interest rate represents the rate in effect at November 30, 2023.
8
Variable rate security. The interest rate represents the rate in effect at November 30, 2023 and resets periodically based on the parenthetically disclosed reference rate and spread.
9
Munich RE is a fixed to float bond. The bond has a fixed rate until 05/26/2032. The interest rate represents the rate in effect at November 30, 2023.
10
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
LIBOR: London Interbank Offered Rates
AUD : Australia Dollar
BRL : Brazil Real
CAD : Canada Dollar
COP : Colombia Peso
EUR : Euro Dollar
GBP : United Kingdom Pound
MXN : Mexico Nuevo Peso
NOK : Norway Krone
USD : United States Dollar

Schedule of Investments
As of November 30, 2023
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
18
November 30, 2023
Annual Report

Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
19
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2023
Assets
Investments in securities, at value
(Cost $28,984,615) $ 27,917,886
Cash 1,028,688
Interest receivable 454,975
Receivable for Fund shares sold 69,334
Dividends receivable 8,830
Prepaid expenses 2,071
Total assets 29,481,784
Liabilities
Accrued advisory fees 10,305
Accrued audit expenses 10,156
Accrued retirement plan custody fee 1,279
Accrued trustee expenses 644
Accrued Chief Compliance Officer expenses 295
Accrued legal expenses 56
Accrued other operating expenses 847
Accrued printing fees 2,877
Total liabilities 26,459
Net assets $29,455,325
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $31,590,655
Total distributable earnings (2,135,330)
Net assets applicable to Fund shares outstanding $29,455,325
Fund shares outstanding 3,173,263
Net asset value, offering, and redemption price per
share $9.28
Year ended Nove mber 30, 2023
Investment income
Interest income $ 1,340,578
Total investment income 1,340,578
Expenses
Investment advisory fees 162,275
Filing and registration fees 25,174
Audit fees 17,745
Legal fees 9,118
Trustee fees 7,605
Chief Compliance Officer expenses 7,373
Custodian fees 7,367
Retirement plan custodial fees 1,502
Other operating expenses 6,947
Total gross expenses 245,106
Less advisory fees waived (45,960)
Less custodian fee credits (7,367)
Net expenses 191,779
Net investment income $1,148,799
Net realized loss from investments and foreign
currency $(1,123,261)
Net decrease in unrealized depreciation on
investments and foreign currency 914,606
Net loss on investments (208,655)
Net increase in net assets resulting from operations $940,144

Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
20
November 30, 2023
Annual Report
Statements of Changes in Net Assets
Year ended November 30,
2023
Year ended November 30,
2022
Increase in net assets from operations
From operations
Net investment income $1,148,799 $693,860
Net realized loss on investments and foreign currency (1,123,261) (1,581,895)
Net decrease (in crease) in unrealized depreciation on investments and foreign currency 914,606 (1,620,632)
Net increase (decrease) in net assets 940,144 (2,508,667)
Distributions to shareowners from
Net dividend and distribution to shareholders (183,662) (610,282)
Capital share transactions
Proceeds from the sale of shares 7,936,631 11,780,938
Value of shares issued in reinvestment of dividends and distributions 182,968 610,114
Cost of shares redeemed (8,125,858) (6,614,809)
Total capital shares transactions (6,259) 5,776,243
Total increase in net assets 750,223 2,657,294
Net assets
Beginning of year 28,705,102 26,047,808
End of year $29,455,325 $28,705,102
Shares of the Fund sold and redeemed
Sustainable Bond (SEBFX)
Number of shares sold 863,856 1,247,651
Number of shares issued in reinvestment of dividends and distributions 20,330 62,130
Number of shares redeemed (894,442) (726,101)
Net increase (decrease) in number of shares outstanding (10,256) 583,680
– –

Sustainable Bond Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Annual Report
21
tin
Sustainable Bond (SEBFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $9.02 $10.02 $10.25 $9.70 $9.39
Income from investment operations
Net investment income 0.36 0.22 0.20 0.23 0.28
Net gains (losses) on securities (both realized and unrealized) (0.04) (0.98) (0.42) 0.42 0.29
Total from investment operations 0.32 (0.76) (0.22) 0.65 0.57
Less distributions
Dividends (from net investment income) (0.06) (0.05) (0.01) (0.10) (0.26)
Distributions (from capital gains) – (0.19) – – –
Total distributions (0.06) (0.24) (0.01) (0.10) (0.26)
Net asset value at end of year $9.28 $9.02 $10.02 $10.25 $9.70
Total Return 3.55% (7.83)% (2.14)% 6.78% 6.09%
Ratios / supplemental data
Net assets ($000), end of year $29,455 $28,705 $26,048 $21,973 $27,775
Ratio of expenses to average net assets
Before advisory fees waiver and custodian fee credits 0.83% 0.74% 0.86% 0.85% 0.83%
After advisory fees waiver 0.67% 0.66% 0.66% 0.67% 0.66%
After  advisory fees waiver and custodian fee credits 0.65% 0.65% 0.65% 0.65% 0.65%
Ratio of net investment income after advisory fee waivers and custodian fee credits  to average net assets 3.89% 2.35% 1.99% 2.33% 2.87%
Portfolio turnover rate 54% 80% 65% 63% 38%

Notes To Financial Statements
22
November 30, 2023
Annual Report
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
The Trust currently offers shares of eight portfolio series, two of which are covered by this annual report: Saturna Sustainable Equity
Fund and Saturna Sustainable Bond Fund (the “Funds”). The Sextant
Short- Term Bond Fund, Sextant Bond Income Fund, Sextant Core
Fund, Sextant Global High Income Fund, Sextant Growth Fund,
and Sextant International Fund are offered through separate
prospectuses and have a separate shareholder report.
Saturna Sustainable Equity Fund and Saturna Sustainable Bond
Fund commenced operations on March 27, 2015.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies”.
Investment risks:
Sustainable Equity Fund and Sustainable Bond Fund : The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the
Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
The Fund’s adviser employs a proprietary sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low environmental, social and governance
(ESG) risks. Ratings are dependent upon the associated ESG risks that are most pertinent to the sector in which an issuer operates.
The ratings process associated with sustainable and responsible investing reduces the investable universe for each Fund, which limits opportunities and may increase the risk of loss during market declines. The adviser believes that sustainable investing may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issues specific to a particular sector or industry.
Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers, and smaller companies tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Sustainable Bond Fund : The risks inherent in the Sustainable Bond
Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
The Fund may invest a portion of its assets in securities issued by government sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Banks in the US. Foreign governments also sponsor similar entities, which may promote activities such as low-cost housing or alternative energy. The Fund may also invest in the issues of regional, state, and local governments. The terms of such issues can be complex, and there can be no assurance that a government entity will support such enterprises that encounter financial difficulty.
Issuers of high-yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments as expected. High-yield bonds may have low or no ratings, and may be considered “junk bonds.”
Bond investments, especially mortgage-backed and asset-backed securities, are subject to the risk that borrowers will prepay the principal more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life, and price of the securities.
Note 2 – Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances, and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

Notes To Financial Statements
(continued)
November 30, 2023
Annual Report
23
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Funds'
investment adviser (Saturna Capital), whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of November 30, 2023
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Sustainable Equity Fund
Common Stock
Consumer Discretionary $2,837,248 $– $– $2,837,248
Consumer Staples $1,896,692 $– $– $1,896,692
Energy $– $304,847 $– $304,847
Financials $1,471,111 $– $– $1,471,111
Health Care $2,715,823 $– $– $2,715,823
Industrials $2,284,345 $599,409 $– $2,883,754
Materials $475,545 $413,325 $158,467 $1,047,337
Technology $5,979,154 $924,213 $– $6,903,367
Total Common Stock $17,659,918 $2,241,794 $158,467 $20,060,179
Total Assets $17,659,918 $2,241,794 $158,467 $20,060,179
Sustainable Bond Fund
Corporate Bonds
1
$– $18,520,733 $– $18,520,733
Government Bonds
1
$– $9,147,153 $– $9,147,153
Municipals Bonds
1
$– $250,000 $– $250,000
Total Assets $– $27,917,886 $– $27,917,886
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
24
November 30, 2023
Annual Report
The following is a reconciliation of assets and liabilities for which
Level 3 inputs were used in determining value.
The following is quantitative information about significant
unobservable inputs (Level 3) for the Company as of November 30,
2023 .
The Fund has adopted a policy of recording any transfers of
investment securities between the different levels in the fair value hierarchy as of the end of the year.
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Concentration of credit risk:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2020 − 2022) or expected to be taken in the Funds’ 2023 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.
As of November 30, 2023 , there were no reclassifications to the capital accounts.
Distributions to shareowners:
Sustainable Equity Fund , and Sustainable Bond Fund , pays income dividends annually, typically by the end of the year. As a result of its investment strategy, the Saturna Sustainable Equity Fund may not pay income dividends. For both Funds, distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Common Stocks
Beginning Balance $-
Total realized gain (loss) $-
Change in unrealized  appreciation (depreciation) $-
Net purchases $-
Net Sales $-
Transfers into Level 3 $-
Transfers out of Level 3 $158,467
Ending Balance $158,467
Asset
Category Fair Value
Valuation
Technique
Unobservable
Input Input Value
Specialty
Chemicals
$158,467
85% of local
close on
05/03/2023
adjusted by
FX and the
dividend paid
on July 3, 2023
None FX 1.00849
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
November 30, 2023
Annual Report
25
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
LIBOR Transition Risk:
A Fund may invest in certain debt securities or other financial instruments that utilize the London Interbank Offered Rate
(“LIBOR”) as a benchmark or reference rate for various interest rate calculations. A benchmark or reference rate may be a significant factor in determining the cost of financing to a Fund or an
investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance.
LIBOR was discontinued as a floating rate benchmark after June
30, 2023. It is anticipated that financial instruments, such as certain floating rate bonds, that previously utilize LIBOR have transitioned to using the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of overnight borrowings secured by US Treasury securities. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value of some LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund’s performance or NAV.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the fund.
Recent Accounting Pronouncement:
In December 2020, the SEC adopted a new rule providing a
framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule
2a-5 also defines when market quotations are “readily available”
for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule
2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.
Regulatory Update – Tailored Shareholder Reports for Mutual
Funds and Exchange-Traded Funds (“ETFs”) – Effective January
24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The
rule and form amendments have a compliance date of July 24,
2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Note 3 – Transactions with Affiliated Persons
Under contracts approved annually by the Board of Trustees,
including those who are not parties to the contract or “interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”), Saturna
Capital Corporation (“Saturna Capital”) provides investment
advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the
Funds pays the adviser an Investment Advisory and Administrative
Services Fee of 0.65% for the Sustainable Equity Fund and 0.55%
for the Sustainable Bond Fund of average net assets per annum, payable monthly. In addition, the adviser has agreed to certain limits on other expenses, as described below
The Adviser has undertaken to limit expenses of the Sustainable
Equity Fund to 0.75% and the Sustainable Bond Fund to 0.65%
through March 31, 2024. For the fiscal year ended November 30,
2023 , the advisory fees incurred were as follows:
1
In accordance with the expense limitation noted above, for the fiscal year ended November 30, 2023 , Saturna Capital waived a portion of the advisory fees of the Sustainable Equity Fund and Sustainable
Bond Fund. The adviser cannot recoup previously waived fees
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-
dealer and acts as distributor. On December 19, 2014, the Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. On June 2, 2017, 12b-1 fees were terminated for both
Saturna Sustainable Funds.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Advisory Fees
Advisory Fees
Waived
900
Sustainable Equity Fund $130,596
$(41,877)
950
Sustainable Bond Fund $162,275
$(45,960)
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
26
November 30, 2023
Annual Report
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal year ended
November 30, 2023 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital, vice president of
Saturna Trust Company, and chairman of Saturna Sendirian Berhad.
Ms. Carten is not compensated by the Trust. For the fiscal year ended
November 30, 2023 , the Saturna Investment Trust incurred $70,142 of total expenses for the Independent Trustee's compensation and
Trust board meetings. The Saturna Sustainable Funds incurred
$14,488 of these total expenses.
On November 30, 2023 , the trustees, officers, and their affiliates
(including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal year ended November 30,
2023 , the Funds paid the following compensation expenses for the
Chief Compliance Officer:
Note 4 – Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal year ended
November 30, 2023 , and the fiscal year ended November 30, 2022 , were as follows:
Note 5 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at
November 30, 2023 , were as follows:
As of November 30, 2023 , the components of distributable earnings on a tax basis were as follows:
At November 30, 2023 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Prior to their expiration, loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
Note 6 – Investments
During the fiscal year ended November 30, 2023 , the Funds
purchased and sold the following amounts of securities.
Note 7 – Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal year ended November 30, 2023 , such reductions were as follows:
Retirement plan custodial fees
900
Sustainable Equity Fund (SEEFX) $2,806
950
Sustainable Bond Fund (SEBFX) $1,502
Trustees', officers', and affiliates' ownership
900
Sustainable Equity Fund(SEEFX) 36.23%
950
Sustainable Bond Fund(SEBFX) 14.03%
Chief Compliance Officer
900
Sustainable Equity Fund $5,084
950
Sustainable Bond Fund $7,373
Sustainable Equity Fund
November 30,
2023
November 30,
2022
Ordinary Income $177,042 $164,336
Sustainable Bond Fund
November 30,
2023
November 30,
2022
Ordinary Income $183,662 $610,282
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Sustainable
Equity Fund
Sustainable Bond
Fund
Cost of investments $15,512,477 $28,984,615
Gross tax unrealized appreciation $6,009,862 $363,076
Gross tax unrealized depreciation $(1,462,160) $(1,429,805)
Net tax unrealized appreciation
(depreciation) $4,547,702 $(1,066,729)
Sustainable Equity Fund
Undistributed ordinary income $221,989
Accumulated capital and other losses $(635,498)
Tax accumulated earnings $(413,509)
Unrealized Appreciation $4,547,702
Other unrealized accumulated losses $(292)
Total accumulated earnings $4,133,901
Sustainable Bond Fund
Undistributed ordinary income $1,028,703
Accumulated capital and other losses $(2,085,633)
Tax accumulated earnings $(1,056,930)
Unrealized Depreciation $(1,066,729)
Other unrealized accumulated losses $(11,671)
Total accumulated earnings $(2,135,330)
Sustainable Equity
Fund
Sustainable Bond
Fund
Short term loss carryforward $166,809 $904,725
Long term loss carryforward $468,690 $1,180,905
Total Capital loss carryforward $635,499 $2,085,630
Purchases Sales
900
Sustainable Equity Fund $1,582,623 $475,931
950
Sustainable Bond Fund $18,216,661 $14,915,234
Custodian Fee Credits
900
Sustainable Equity Fund $1,493
950
Sustainable Bond Fund $7,367
Note 3 – Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)
November 30, 2023
Annual Report
27
Note 8 – Subsequent Events
The Funds declared the payment of a distribution to be paid on
December 21, 2023, to all shareowners of record on December 20,
2023 as follows:.
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’
financial statements.
Ordinary
Income
Short-Term
Capital Gain
Long-Term
Capital Gain
900
Sustainable Equity $0.175 $–
$–

Sustainable Bond $0.34 $–
$–

Report of Independent Registered Public Accounting Firm
28
November 30, 2023
Annual Report
To the Board of Trustees of
Saturna Investment Trust
and the Shareholders of Saturna Sustainable Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Sustainable Equity Fund , and
Sustainable Bond Fund , (the “Funds”), each a series of Saturna Investment Trust, including the schedules of investments, as of November 30, 2023 , the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2023 , the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Philadelphia, Pennsylvania
January 29, 2024
Tait, Weller & Baker LLP

(unaudited)
Expenses
November 30, 2023
Annual Report
29
All mutual funds have operating expenses. As a Saturna Sustainable
Fund shareowner, you incur ongoing costs, including management fees and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund’s gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.
With the Saturna Sustainable Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. There are no redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The
examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
Examples
The following examples are based on an investment of $1,000
invested at the beginning of the period and held for the entire period (December 1, 2022 to November 30, 2023 ).
Actual Expenses
The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.
Hypothetical Example For Comparison Purposes
The second line for each Fund provides information about
hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio (based on the last six months)
and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than
Saturna Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the
Saturna Sustainable Funds), and charges for extra services such as bank wires.
Please note that the expenses shown in the tables are meant
to highlight your ongoing costs only and do not reflect any
transactional costs, such as sales charges (loads) or exchange fees
(note that the Amana Funds do not assess any such transactional costs). Therefore, the “Hypothetical” line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.
Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of June 1, 2022, through November 30, 2023 ), multiplied by the average account value over the period, multiplied by 182/365 to reflect the semi-annual period.
Beginning Account Value
[December 1, 2022]
Ending Account Value
[November 30, 2023]
Expenses Paid
During the Period
Annualized Expense
Ratio
900
Sustainable Equity Fund $1,000.00 $1,068.20 $3.89 0.75%
1,225
Hypothetical (5% return before expenses) $1,000.00 $1,021.31 $3.80 0.75%
950
Sustainable Bond Fund $1,000.00 $1,012.00 $3.28 0.65%
1,325
Hypothetical (5% return before expenses) $1,000.00 $1,021.81 $3.29 0.65%

Trustees and Officers
(unaudited)
30
November 30, 2023
Annual Report
Name (Age) and Address
Position(s) Held with Trust &
Number of Saturna Fund Portfolios
Overseen
Principal Occupation(s)
during past 5 years, including
Directorships
Other
Directorships held by
Trustee
INDEPENDENT TRUSTEES
Marina E. Adshade, (56)
1300 N. State Street Bellingham,
WA 98225
Independent Trustee (since 2017);
Eight
Professor of Economics,
University of British Columbia,
Vancouver;
Author
None
Ronald H. Fielding, MA, MBA, PhD
(Hon.) (74)
1300 N. State Street Bellingham,
WA 98225
Independent Trustee (since 2009);
Twelve
Director, ICI Mutual Insurance
Company
Amana Mutual Funds
Trust
Gary A. Goldfogel, (65)
1300 N. State Street Bellingham,
WA 98225
Chairman (since 2017);
Independent Trustee (since 1995);
Eight
Medical Examiner (pathologist) None
Jim V. McKinney, (62)
1300 N. State Street Bellingham,
WA 98225
Independent Trustee (since 2017);
Eight
President/CEO, Apple Mountain
LLC, consulting and development;
Former US Army Foreign Area
Officer
None
Sarah E.D. Rothenbuhler, (55)
1300 N. State Street Bellingham,
WA 98225
Independent Trustee (since 2017);
Eight
CEO, Birch Equipment (industrial
rentals and sales)
None
INTERESTED TRUSTEE
Jane K. Carten, MBA (48)
1300 N. State Street Bellingham,
WA 98225
President, Trustee (since 2017);
Eight
President and Director, Saturna
Capital Corporation
Vice President and Director,
Saturna Trust Company
President, Saturna Brokerage
Services
Chairman, Saturna Sendirian
Berhad
None

Trustees and Officers
(continued)
(unaudited)
November 30, 2023
Annual Report
31
Term of Office: each Trustee serves for the lifetime of the Trust or until they die, resign, are removed, or not re-elected by the shareowners. Each officer serves a one-year term subject to annual reappointment by the Trustees.
The Trust’s Statement of Additional Information, available without charge upon request by calling Saturna Capital at 1-800-728-8762 and on the Funds’ website, www.saturnasustainable.com, includes additional information about the Trustees.
On November 30, 2023 , the trustees, officers, and their affiliates as a group owned 36.23% and 14.03% of the outstanding shares of
Sustainable Equity and Sustainable Bond Funds, respectively.
During the year ended November 30, 2023 , the Independent
Trustees were each paid by the Trust: (1) $2,000 annual retainer plus
$1,000 per board meeting attended (in person or by phone), plus reimbursement of travel expenses; (2) $250 for committee meetings;
and (3) $250 per quarter for serving as chairman of the board or any committee.
Mrs. Carten is an Interested Trustee by reason of her positions with the Trust’s adviser (Saturna Capital Corporation) and underwriter
(Saturna Brokerage Services), and is the primary manager of
the Saturna Sustainable Equity Fund portfolio. She is paid by
Saturna Capital a salary, plus a bonus for each month the Saturna
Sustainable Equity Fund portfolio earns a 4 or 5 star rating from
Morningstar (see www.saturna.com). The officers are paid by
Name (Age) and Address
Position(s) Held with Trust &
Number of Saturna Fund Portfolios
Overseen
Principal Occupation(s)
during past 5 years, including
Directorships
Other
Directorships held by
Trustee
OFFICERS WHO ARE NOT TRUSTEES
Bryce R. Fegley (48)
1300 N. State Street Bellingham,
WA 98225
Vice President (since 2020); N/A Portfolio Manager and Senior
Investment Analyst, Saturna
Capital
N/A
Christopher R. Fankhauser (51)
1300 N. State Street
Bellingham, WA 98225
Treasurer
~
1
(since 2002); N/A Chief Operations Officer and
Director, Saturna Capital
Corporation;
Vice President and Chief
Operations Officer, Saturna
Brokerage Services;
Director, Vice President, and Chief
Operations Officer, Saturna Trust
Company
N/A
Michael E. Lewis (62)
1300 N. State Street Bellingham,
WA 98225
Chief Compliance Officer
~
1
(since
2012);
N/A
Chief Compliance Officer, Saturna
Capital, Saturna Trust Company,
and Affiliated Funds.
N/A
Jacob A. Stewart (43)
1300 N. State Street Bellingham,
WA 98225
Anti-Money Laundering Officer
~
1
(since 2015); N/A
Anti-Money Laundering Officer,
Saturna Capital Corporation,
Saturna Brokerage Services;
Chief Compliance Officer, Saturna
Brokerage Services
Bank Secrecy Act Officer, Saturna
Trust Company
N/A
Elliot S. Cohen (60)
1300 N. State Street Bellingham,
WA 98225
Secretary (since 2022); N/A Chief Legal Officer, Saturna
Capital Corporation;
Former Associate General
Counsel for Russell Investments
N/A

Trustees and Officers
(continued)
(unaudited)
32
November 30, 2023
Annual Report
Saturna Capital and not the Trust. As of November 30, 2023 , all
Saturna Capital employees listed above as officers owned shares in one or more of the Saturna Investment Trust funds, with Mrs. Carten owning (directly or indirectly) over $1.63 million.
1
Holds the same position with Amana Mutual Funds Trust.

Renewal of Investment Advisory Contract
November 30, 2023
Annual Report
33
During their meeting of September 19, 2023, the Trustees of
Saturna Investment Trust (the “Board” or “Trustees”), including the
Independent Trustees, discussed the continuance of the Investment
Advisory and Administrative Services Agreement (“Agreement”)
between the Trust, on behalf of each Fund, and Saturna Capital. In considering the renewal of the Agreement, the Board, including the
Independent Trustees, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, expenses and fees, the profitability of
Saturna, the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow, and any other benefits derived by Saturna from its relationship with the
Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the decision to approve the agreements, and each Trustee may have given different weights to different factors, and, thus, each Trustee may have had a different basis for his or her decision.
The Trustees considered Saturna Capital’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the Funds’ portfolio managers and other key personnel at Saturna Capital. The Trustees discussed Saturna Capital’s experience, ability, and commitment to quality service through performing internally such functions as shareowner servicing, administration, accounting, marketing, and distribution — all in addition to investment management.
The Trustees took into consideration Saturna Capital’s continued
avoidance of significant operational and compliance problems, plus its continued investments in infrastructure, information management systems, personnel, training, compliance, and investor education materials, all designed to provide high quality investor services and meet investor needs. They recognized Saturna Capital’s efforts to recruit and retain qualified and experienced staff and improve the capital base on which Saturna Capital operates, which the Trustees believe is important to the long-term success of the
Funds. They considered Saturna Capital’s focus on investors and its efforts to avoid potential conflicts of interest.
The Trustees considered the investment performance of each
Fund. The Trustees considered each Fund’s average annual total returns relative to its benchmark for relevant periods ended July 31,
2023, noting that the Sustainable Equity Fund underperformed its benchmark for the one-, three- and five-year periods and that the
Sustainable Bond Fund outperformed its benchmark for the one-, three-, and five-year periods. The Trustees considered comparative performance information from Morningstar, Inc. (“Morningstar”), which provides independent analysis of mutual fund data and, among other things, ranks mutual fund performance within
categories comprised of similarly managed funds. The Trustees considered the short- and medium-term performance of the
Sustainable Equity Fund relative to the Fund’s Morningstar category for the one-, three- and five-year periods ended July 31, 2023, noting the Fund was in the fourth quartile for the one-year period, third quartile for the three-year period, and the second quartile for the five-year period. The Trustees considered the short- and medium-term performance of the Sustainable Bond Fund relative to the Fund’s Morningstar category for the one-, three- and five- year periods ended July 31, 2023, noting the Fund was in the first quartile for all three periods. The Trustees also considered each Fund’s
Morningstar performance rating (one through five stars), and each
Fund’s performance rating relative to its category selected by and
Thomas Reuters Lipper, noting that the overall Morningstar rating for both Funds was four stars. The Trustees also noted the high sustainability ratings assigned to the Funds by Morningstar.
The Trustees noted the generally risk-averse investment style of the
Funds and other factors which can affect each Fund’s performance relative to its broader Morningstar category. The Trustees also noted
certain differences between each Fund and the peer funds within its
Morningstar category, including differences in investment strategies and asset size. The Trustees found that Saturna Capital continued
to manage each Fund in a manner that is designed to be risk-
averse and attractive to long-term investors. The Trustees discussed and considered the efforts of Saturna Capital to make additional resources available to assist in managing the Funds. The Trustees also considered Saturna Capital’s focus on improving investment performance without incurring materially higher levels of risk.
The Trustees also considered the performance and expenses of each Fund as compared to a smaller group of funds with similar investment objectives and strategies, including socially responsible funds, and a range of asset sizes. The Trustees considered these comparative performance and expense data, along with the
comparative data published by Morningstar and each Fund’s
performance relative to its benchmark, to evaluate the Fund’s performance over near-term and medium-term time periods.
The Trustees also reviewed the fees and expenses of each Fund, including comparative data on fees and expenses published
by Morningstar, and considered the components of the Fund’s
operating expenses. The Trustees noted the steps that Saturna
Capital has undertaken to maintain competitive levels of Fund operating expenses. They noted the significant sponsorship of the
Funds by Saturna Capital evidenced, in part, by certain fees and expenses paid by Saturna Capital out of its own resources. The
Trustees recognized Saturna Capital’s efforts help make the Funds more widely available and less expensive than would otherwise be the case without Saturna Capital’s efforts.
The Trustees recognized that each Fund remains relatively small and there have not been opportunities to consider economies of scale. The Trustees noted Saturna Capital’s commitment to continue operating the Funds and the costs undertaken by Saturna Capital.
The Trustees reviewed Saturna Capital’s financial information and discussed the issue of Saturna Capital’s profitability, or lack thereof, as related to management and administration of the Trust. They discussed the reasonableness of Saturna Capital’s profitability as part of their evaluation of whether each Fund’s advisory fees bear a reasonable relationship to the mix of services provided by Saturna
Capital, including the nature, extent, and quality of such services.
The Trustees considered and compared the fees charged by Saturna
Capital to other types of accounts, including non-mutual fund advisory clients. The Trustees noted the differences between the full range of services Saturna Capital provides to the Funds, including investment advisory and administrative services, transfer agency services, and other services, as compared to the investment advisory services provided to the other advisory accounts.

Renewal of Investment Advisory Contract
(continued)
34
November 30, 2023
Annual Report
The Trustees considered potential benefits to Saturna Capital’s other business lines from acting as investment adviser to the Funds, but also recognized that Saturna Capital’s other business lines also potentially benefit the Funds. The Trustees also noted that there were not soft dollar arrangements with respect to trading in the
Funds’ portfolios. The Trustees considered whether there are other potential benefits to Saturna Capital in continuing to manage the
Funds and the Trustees found that there were no material benefits other than Saturna Capital’s receipt of advisory fees. The Trustees also noted with respect to the Sustainable Equity Fund that Saturna
Brokerage Services voluntarily waives brokerage commissions for executing Fund portfolio transactions, resulting in lower transaction costs.
The Trustees concluded based on their business judgement that the fees paid by each Fund to Saturna Capital were, from an arm’s length bargaining perspective, reasonable and in the best interest of the Fund and its shareowners in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided, profits to be realized, and benefits derived or to be derived by Saturna Capital from its relationship with the Fund. Following this discussion, the Trustees, including the
Independent Trustees, unanimously agreed to renew each Fund’s
Agreement with Saturna Capital.

November 30, 2023
Annual Report
35
Availability of Quarterly Portfolio Information
(1) The Saturna Sustainable Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and at www.saturnasustainable.com.
(3) The Funds post a complete schedule of portfolio holdings after the end of each month, available to investors at www.
saturnasustainable.com.
Availability of Proxy Voting Information
(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna
Capital at 1-800-728-8762; (b) on the Funds’ website at www.
saturnasustainable.com; and (c) on the SEC’s website at www.sec.
gov.
(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds’
website at www.saturnasustainable.com; and (c) on the SEC’s
website at www.sec.gov.
Householding Policy
To reduce expenses, we may mail only one copy of the Funds’
prospectus, each annual and semi-annual report, and proxy
statements when necessary, to those addresses shared by two
or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-800-728-8762 or write to us at Saturna Capital/Saturna Sustainable Funds, P.O. Box N,
Bellingham, WA 98227. We will begin sending you individual copies
30 days after receiving your request.
If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800-728-8762 or write to us at
Saturna Capital/Saturna Sustainable Funds, P.O. Box N, Bellingham,
WA 98227. We will begin sending you a single copy with subsequent report mailings.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports and other information; or as
required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the
Registrant’s website at https://www.saturna.com/code-ethics
.  Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
(a)(1)(i) The Trustees of Saturna Investment  Trust determined, at their quarterly meeting of November 30, 2014, that the Trust shall have at least one audit committee financial expert serving on its Audit & Compliance Committee.
(a)(2) Mr. Ron Fielding, independent Trustee (as defined for investment companies), presently serves as financial expert.
Item 4. Principal Accountant Fees and Services
(a) Audit Fees
For the fiscal years ending November 30, 2023, and 2022 the aggregate audit fees billed for professional services rendered by the principal accountant were $107,500 and $105,000, respectively.
(b) Audit-Related Fees
There were no fees billed by the principal accountant for assurance and related services that were not included under paragraph (a) for the fiscal years ending November 30, 2023, and 2022.
(c) Tax Fees
For the fiscal years ending November 30, 2023, and 2022, the aggregate tax fees billed for professional tax preparation services rendered by the principal accountant were $24,500 and $24,000 respectively.  Service includes preparation of the Funds’ federal and state income tax returns.
(d) All Other Fees
There were no other fees billed by the principal accountant for the fiscal years ending November 30, 2023, and 2022.
(e)(1) Audit Committee Pre-Approval Policies and Procedures
The following is an excerpt from the Saturna Investment Trust Audit & Compliance Committee Charter:
D.   Oversight of Independent Auditors
3.  Pre-approval of Audit and Non-Audit Services. Except as provided below, the Committee’s prior approval is necessary for the engagement of the independent auditors to provide any audit or non-audit services for the Trust and any non-audit services for any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Trust (Saturna and each such entity, an “Adviser Affiliate”) where the engagement relates directly to the operations or financial reporting of the Trust.  Non-audit services that qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and applicable rules thereunder, that were not pre-approved by the Committee, must be approved by the Committee prior to the completion of the audit. Pre-approval by the Committee is not required for engagements entered into pursuant to (a) pre-approval policies and procedures established by the Committee, or (b) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority, provided in either case, that the Committee is informed of each such service at its next regular meeting.
(e)(2) Percentages of Services
None of the services described in each of paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Aggregate Non-Audit Fees
The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant are shown above in the response to Item 4(b), (c) and (d) above.

(1)  The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant’s investment adviser, Saturna Capital Corporation (“Saturna”), for the fiscal years ended November 30, 2023, and 2022 were:
	Fiscal Year Ended
	November 2023	November 2022
All other fees:	$24,500	$24,000

The fees listed above consist of fees paid by Saturna to the Registrant’s principal accountant for its review and report on Saturna’s internal transfer agency control procedures and Saturna’s custody control procedures.

(2)  The aggregate non-audit fees billed by the principal accountant for services rendered to entities controlling, controlled by, or under common control with Saturna, for the fiscal years ended November 30, 2023, and 2022 were:
Fiscal Year Ended
	November 2023	November 2022
All other fees:	None	None

(h) Registrant’s Audit Committee
The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to Saturna, and any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining the independence of the Registrant’s principal accountant.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item11. Controls and Procedures
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits
Exhibits included with this filing:
(a)(1) Code of Ethics.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.
(c) Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR.  Attached hereto as EX-99.30e-3Notice.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/Jane Carten
 , President
Signature and Title

Jane K. Carten, President
Printed name and Title

                March 19, 2024
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Jane Carten
 , President
Signature and Title

Jane K. Carten, President
Printed name and Title

                March 19, 2024
Date

By:

/s/Christopher Fankhauser
 , Treasurer
Signature and Title

Christopher R. Fankhauser, Treasurer
Printed name and Title

                March 19, 2024
Date